UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Income Builder®

[photo of a row of trees in a field]

Semi-annual report for the six months ended April 30, 2011

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	4.60%	2.80%	6.70%

The total annual fund operating expense ratio was 0.62% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 33 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2011, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.32%.

Results for other share classes can be found on page 36.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a row of trees in a field]

Continued economic growth marked the first half of Capital Income Builder’s fiscal year, but while markets improved throughout the world, rising commodity prices and high government debt levels remain problematic.

For the six months ended April 30, 2011, the fund saw a total return of 8.5%. By way of comparison, Standard & Poor’s 500 Composite Index rose 16.4%, while the MSCI EAFE Index, which measures developed stock markets outside the United States, rose 12.9%. Both indexes are unmanaged. Neither includes expenses, nor do they accurately reflect the fund’s portfolio, which had 20.1% invested in bonds as of the above date.

The fund’s peer group, the Lipper Income Funds Average, rose 6.8% during the period. As you can see below, Capital Income Builder continues to measure up against its benchmarks over longer periods of time.

[Begin Sidebar]
Results at a glance
For periods ended April 30, 2011, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since
					7/30/87)
Capital Income Builder
(Class A shares)	8.51%	15.55%	4.23%	7.48%	10.05%

Standard & Poor’s 500
Composite Index*	16.35	17.23	2.95	2.82	8.76

Lipper Income Funds Average†	6.78	11.10	4.43	4.73	8.57

*The market index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
† Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

As part of the fund’s goal to provide shareholders with current income, Capital Income Builder had dividend yields of 3.86% for the period, greater than the 2.73% yield of the Lipper Income Funds Average and the 1.74% generated by the S&P 500.

Dividend income

Since the fund’s inception in 1987, its portfolio counselors have endeavored to increase quarterly dividend payments. During and immediately after the market downturn in 2008, this was not possible as many companies cut or stopped paying dividends entirely. However, more companies both here and abroad have resumed dividend payments as their balance sheets have improved.

The fund has now grown its dividend for two consecutive quarters, paying a dividend of 45.5 cents in December and one of 46 cents in March. Additionally, a special dividend of 23.5 cents was paid out in December.

The current environment

The economic recovery continues across the globe, and equity markets have responded with steady, if occasionally volatile, gains. However, there are a number of issues that could be impediments to growth in the near term, including geopolitical unrest and surging energy prices.

During the first half of the fund’s fiscal year, the United States enjoyed some of its best economic growth since the downturn. Job creation has increased and inflation remains a low-level concern. The Federal Reserve has taken no moves to increase overall interest rates, which has made domestic equity markets attractive for many investors.

The dollar weakened over the six months, which actually enhanced the fund’s returns from many overseas holdings. A few European markets lagged during the period, primarily due to concerns about unsustainable debt levels in Greece and Portugal, along with severe austerity measures taken in Spain and, to a lesser extent, the United Kingdom. Equities from the Asia-Pacific region generally saw weaker returns, although economic recovery there has been more pronounced.

A look at the portfolio

At the end of the six-month period, roughly 77% of the portfolio was invested in equities, 20% in bonds and 3% in short-term cash and equivalents. Approximately 52% of these were U.S. assets (including the bulk of the bond portfolio), while 16% were holdings in the Asia-Pacific region. Of the 27% of the fund invested in Europe, just 11% were assets domiciled in the Euro zone.

Nine of the fund’s top 10 holdings posted positive returns for the period, with four notching double-digit increases. ConocoPhillips and Royal Dutch Shell gained 32.9% and 20.1%, respectively. Scottish & Southern Energy climbed 22.8%, while Philip Morris — the fund’s largest holding — gained 18.7%. Pharmaceutical giant Merck was the holdout, falling 0.9%. Overall, the climb in oil prices aided the fund’s energy holdings, while health care, financials and consumer discretionary were mixed.

The bond portfolio is primarily invested in U.S. Treasuries and other government-issued debt, with less than 3% invested outside the United States. These holdings aided in generating yield, but bond prices during the period fell somewhat, especially in the last three months of calendar-year 2010.

The road ahead

While high energy prices and concerns over national debts remain serious issues, we believe that these problems — while enough to curtail growth — are unlikely to send the global economy back into recession. Instead, we expect more measured growth in the short to medium term.

As always, we continue to maintain a long-term approach to our stewardship of Capital Income Builder and to select investments based on the strength of their dividends and potential for growth over time. We do not invest based on short-term market fluctuations, and we encourage you to take a similar perspective with your own investments. We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Joyce E. Gordon

Joyce E. Gordon
President

June 10, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio  April 30, 2011

unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)

Consumer staples	12.73%
Financials	10.83
Telecommunication services	10.51
Utilities	8.86
Energy	7.40
Convertible & preferred securities	0.76
Other industries	25.43
Bonds & notes	20.11
Short-term securities & other assets less liabilities	3.37
[end pie chart]

Country diversification	(percent of net assets)

United States	48.1%
Euro zone*	11.2
United Kingdom	10.5
Australia	4.2
Taiwan	3.8
Singapore	3.2
Switzerland	2.8
Canada	2.0
Hong Kong	1.8
China	1.6
Brazil	1.5
Mexico	1.0
Other countries	4.9
Short-term securities & other assets less liabilities	3.4
Total	100.0%

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 75.76%	Shares	(000)	assets

Consumer staples - 12.73%
Philip Morris International Inc.	38,535,800	$2,675,926	3.24%
Altria Group, Inc.	63,043,100	1,692,077	2.05
Kraft Foods Inc., Class A	32,442,000	1,089,402	1.32
PepsiCo, Inc.	11,488,900	791,470	.96
Lorillard, Inc.	5,626,000	599,169	.72
Foster's Group Ltd.	93,863,000	578,204	.70
Diageo PLC	26,875,000	546,768	.66
Nestlé SA	8,720,000	541,346	.65
Wesfarmers Ltd.	12,899,700	470,841	.57
Coca-Cola Co.	5,300,800	357,592	.43
Other securities		1,179,425	1.43
		10,522,220	12.73

Financials - 10.83%
Banco Santander, SA	37,943,830	484,561	.59
Bank of China Ltd., Class H	859,492,700	474,775	.57
HCP, Inc.	11,230,500	444,952	.54
HSBC Holdings PLC (Hong Kong)	30,429,012	330,101
HSBC Holdings PLC (United Kingdom)	9,731,535	106,536	.53
JPMorgan Chase & Co.	8,864,000	404,464	.49
BNP Paribas SA	4,913,471	388,842	.47
Prudential PLC	30,048,043	387,974	.47
Fannie Mae (1)	10,000,000	4,350	.01
Freddie Mac (1)	5,300,000	2,306	.00
Other securities		5,924,356	7.16
		8,953,217	10.83

Telecommunication services - 10.51%
AT&T Inc.	70,266,230	2,186,685	2.64
Singapore Telecommunications Ltd.	322,829,500	822,865	1.00
CenturyLink, Inc.	18,487,153	753,906	.91
América Móvil, SAB de CV, Series L (ADR)	12,785,175	731,312	.88
BCE Inc. (CAD denominated)	10,923,000	409,374
BCE Inc.	700,000	26,201	.53
Verizon Communications Inc.	10,500,000	396,690	.48
Belgacom SA	9,864,475	387,989	.47
Other securities		2,981,080	3.60
		8,696,102	10.51

Utilities - 8.86%
GDF SUEZ	27,820,320	1,138,318	1.38
Scottish and Southern Energy PLC	45,495,600	1,031,993	1.25
Dominion Resources, Inc.	13,636,980	633,029	.77
National Grid PLC	61,597,412	631,740	.76
Power Assets Holdings Ltd.	70,970,500	496,668	.60
FirstEnergy Corp.	11,019,000	440,319	.53
Exelon Corp.	9,125,000	384,619	.46
Southern Co.	9,550,000	372,832	.45
Other securities		2,201,535	2.66
		7,331,053	8.86

Energy - 7.40%
Royal Dutch Shell PLC, Class B	36,370,889	1,413,702
Royal Dutch Shell PLC, Class A (ADR)	3,883,000	300,855
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	259,076	2.39
ConocoPhillips	16,632,000	1,312,764	1.59
Eni SpA	28,930,000	773,437	.93
Other securities		2,060,409	2.49
		6,120,243	7.40

Health care - 5.90%
Novartis AG	20,041,000	1,189,717	1.44
Merck & Co., Inc.	23,578,714	847,655	1.03
Abbott Laboratories	10,685,000	556,047	.67
Pfizer Inc	25,284,000	529,953	.64
Bristol-Myers Squibb Co.	16,814,300	472,482	.57
Other securities		1,282,839	1.55
		4,878,693	5.90

Information technology - 5.31%
HTC Corp.	13,119,451	595,537	.72
Delta Electronics, Inc.	99,879,233	446,411	.54
Other securities		3,352,162	4.05
		4,394,110	5.31

Industrials - 4.67%
Siemens AG	2,933,700	426,790	.52
Legrand SA	8,074,000	368,690	.45
Other securities		3,065,384	3.70
		3,860,864	4.67

Consumer discretionary - 3.50%
McDonald's Corp.	6,828,000	534,701	.65
Home Depot, Inc.	14,247,800	529,163	.64
Other securities		1,832,550	2.21
		2,896,414	3.50

Materials - 2.75%
China Steel Corp.	437,873,604	541,255	.65
Other securities		1,734,979	2.10
		2,276,234	2.75

Miscellaneous - 3.30%
Other common stocks in initial period of acquisition		2,734,309	3.30

Total common stocks (cost: $53,380,500,000)		62,663,459	75.76

			Percent
		Value	of net
Preferred securities - 0.56%		(000)	assets

Other - 0.56%
Other securities		462,025	.56

Total preferred securities (cost: $425,704,000)		462,025	.56

			Percent
		Value	of net
Convertible securities - 0.20%	Shares	(000)	assets

Financials - 0.01%
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred (1)	1,352,000	973	.00
Fannie Mae 5.375% convertible preferred 2032 (1)	240	1,320	.00
Other securities		8,705	.01
		10,998	.01

Other - 0.18%
Other securities		150,541	.18

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		6,846	.01

Total convertible securities (cost: $318,752,000)		168,385	.20

	Principal		Percent
	amount	Value	of net
Bonds & notes - 20.11%	(000)	(000)	assets

Mortgage-backed obligations (2) -6.18%
Fannie Mae 0%-7.50% 2012-2047 (3)	3,006,585	3,126,280	3.78
Freddie Mac 0%-6.50% 2019-2047 (3)	527,088	555,987	.67
Other securities		1,427,454	1.73
		5,109,721	6.18

Bonds & notes of U.S. government & government agencies - 5.81%
U.S. Treasury 0.125%-11.25% 2011-2041 (4)	3,009,543	3,449,467	4.17
Fannie Mae 2.50%-6.125% 2011-2016	599,735	627,181	.76
Freddie Mac 3.00%-6.00% 2011-2016	144,580	151,692	.18
Other securities		577,561	.70
		4,805,901	5.81

Energy - 1.10%
Shell International Finance BV 4.00% 2014	5,600	6,014	.01
Other securities		906,870	1.09
		912,884	1.10

Telecommunication services - 0.67%
SBC Communications Inc. 5.875% 2012	10,000	10,652
AT&T Inc. 2.95% 2016	7,300	7,344	.02
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,112
Singapore Telecommunications Ltd. 6.375% 2011 (5)	3,490	3,592	.02
Other securities		519,434	.63
		551,134	.67

Health care - 0.66%
Schering-Plough Corp. 6.00% 2017	50,000	58,440
Merck & Co., Inc. 1.875%-4.00% 2011-2015	18,885	19,698	.09
Novartis Capital Corp. 4.125% 2014	10,000	10,754
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,471	.03
Other securities		444,431	.54
		549,794	.66

Consumer staples - 0.32%
Altria Group, Inc. 9.70% 2018	25,195	33,594	.04
PepsiCo, Inc. 3.10% 2015	5,000	5,260	.01
Kraft Foods Inc. 2.625% 2013	2,555	2,632	.00
Other securities		221,161	.27
		262,647	.32

Other - 5.37%
Other securities		4,445,342	5.37

Total bonds & notes (cost: $15,908,128,000)		16,637,423	20.11

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.44%	(000)	(000)	assets

U.S. Treasury Bills 0.133%-0.256% due 5/12-12/15/2011	$725,900	$725,712	.88
Freddie Mac 0.08%-0.21% due 6/27-12/14/2011	520,850	520,468	.63
Fannie Mae 0.12%-0.381% due 5/2/2011-1/17/2012	346,700	346,524	.42
PepsiCo Inc. 0.16% due 6/14/2011 (5)	50,000	49,988	.06
Other securities		1,204,800	1.45

Total short-term securities (cost: $2,846,914,000)		2,847,492	3.44

Total investment securities (cost: $72,879,998,000)		82,778,784	100.07
Other assets less liabilities		(61,795)	(.07)

Net assets		$82,716,989	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $60,986,000, which represented .07% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2011 (000)
OPAP SA	16,421,040	-	-	16,421,040	$10,106	$347,075
MAp Group	93,268,737	8,106,336	-	101,375,073	8,922	327,796
Siliconware Precision Industries Co., Ltd.	40,070,300	133,900,000	-	173,970,300	-	232,053
Elisa Oyj, Class A (6)	7,550,000	1,927,450	-	9,477,450	10,205	228,110
Ascendas Real Estate Investment Trust	114,668,000	15,500,000	-	130,168,000	5,413	215,875
CapitaCommercial Trust	183,387,300	-	-	183,387,300	5,068	215,741
RPM International, Inc.	8,340,000	-	-	8,340,000	3,503	195,990
Fidelity National Financial, Inc.	12,279,900	-	-	12,279,900	3,684	189,602
Hays PLC	89,115,828	-	1,290,699	87,825,129	2,625	174,131
FirstGroup PLC	31,300,000	-	-	31,300,000	3,473	169,760
William Hill PLC	39,536,488	-	-	39,536,488	-	147,599
Ratchaburi Electricity Generating Holding PCL	-	94,250,000	-	94,250,000	3,185	126,298
Ratchaburi Electricity Generating Holding PCL, nonvoting depositary receipt	-	70,005,000	70,005,000	-	-	-
Greene King PLC	13,758,299	315,000	-	14,073,299	1,371	115,092
Singapore Post Private Ltd.	99,750,000	-	-	99,750,000	1,939	94,530
Electricity Generating PCL	24,341,428	4,600,000	-	28,941,428	2,527	91,866
Electricity Generating PCL, nonvoting depository receipt	-	4,600,000	4,600,000	-	-	-
Mapletree Industrial Trust (6)	14,000,000	81,000,000	-	95,000,000	375	83,820
Astoria Financial Corp. (6)	3,000,000	2,785,000	-	5,785,000	910	83,709
Frasers Centrepoint Trust	47,864,000	-	-	47,864,000	1,371	57,872
Ekornes ASA	1,980,425	-	-	1,980,425	-	56,054
Go-Ahead Group PLC	2,465,000	330,000	476,052	2,318,948	2,352	54,771
CapitaRetail China Trust	40,550,000	-	-	40,550,000	-	41,741
Cache Logistics Trust	41,000,000	-	-	41,000,000	1,608	31,988
CenturyLink, Inc. (7)	19,526,027	4,360,512	5,399,386	18,487,153	28,313	-
Chimera Investment Corp. (7)	47,242,400	-	-	47,242,400	14,645	-
Colony Financial, Inc. (7)	750,000	-	-	750,000	503	-
Starwood Property Trust, Inc. (7)	2,675,000	-	-	2,675,000	2,194	-
					$114,292	$3,281,473

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $2,854,236,000, which represented 3.45% of the net assets of the fund.

(6)This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2010; it was not publicly disclosed.
(7)Unaffiliated issuer at 4/30/2011.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $69,884,826)	$79,497,311
Affiliated issuers (cost: $2,995,172)	3,281,473	$82,778,784
Cash denominated in currencies other than U.S. dollars
(cost: $18,577)		18,577
Cash		11,804
Receivables for:
Sales of investments	275,409
Sales of fund's shares	68,311
Dividends and interest	387,415	731,135
		83,540,300
Liabilities:
Payables for:
Purchases of investments	638,765
Repurchases of fund's shares	124,070
Investment advisory services	15,989
Services provided by related parties	42,551
Trustees' deferred compensation	1,011
Other	925	823,311
Net assets at April 30, 2011		$82,716,989

Net assets consist of:
Capital paid in on shares of beneficial interest		$84,440,553
Distributions in excess of net investment income		(251,907)
Accumulated net realized loss		(11,377,970)
Net unrealized appreciation		9,906,313
Net assets at April 30, 2011		$82,716,989

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,558,818 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$61,219,237	1,153,641	$53.07
Class B	2,757,798	51,966	53.07
Class C	8,268,421	155,852	53.05
Class F-1	3,041,860	57,317	53.07
Class F-2	1,478,464	27,869	53.05
Class 529-A	1,670,790	31,491	53.06
Class 529-B	134,943	2,544	53.05
Class 529-C	593,409	11,190	53.03
Class 529-E	73,829	1,392	53.05
Class 529-F-1	45,929	865	53.07
Class R-1	159,487	3,007	53.04
Class R-2	752,396	14,186	53.04
Class R-3	969,328	18,271	53.05
Class R-4	412,672	7,778	53.06
Class R-5	463,376	8,730	53.08
Class R-6	675,050	12,719	53.08

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $53,131;
also includes $114,292 from affiliates)	$1,171,468
Interest (net of non-U.S. taxes of $13)	385,813	$1,557,281

Fees and expenses*:
Investment advisory services	93,485
Distribution services	138,596
Transfer agent services	32,634
Administrative services	14,597
Reports to shareholders	1,661
Registration statement and prospectus	512
Trustees' compensation	352
Auditing and legal	49
Custodian	4,674
State and local taxes	585
Other	1,498	288,643
Net investment income		1,268,638

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain (loss) on:
Investments (also includes $76,818 net gain from affiliates)	1,043,105
Currency transactions	(1,261)	1,041,844
Net unrealized appreciation on:
Investments	4,189,034
Currency translations	5,222	4,194,256
Net realized gain and unrealized appreciation
on investments and currency		5,236,100
Net increase in net assets resulting
from operations		$6,504,738

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months	Year ended
	ended April 30,	October 31,
	2011*	2010
Operations:
Net investment income	$1,268,638	$2,780,949
Net realized gain on investments and currency transactions	1,041,844	1,298,947
Net unrealized appreciation on investments and currency translations	4,194,256	4,747,798
Net increase in net assets resulting from operations	6,504,738	8,827,694

Dividends paid to shareholders from net investment income	(1,756,331)	(3,032,409)

Net capital share transactions	(1,395,196)	(3,560,538)

Total increase in net assets	3,353,211	2,234,747

Net assets:
Beginning of period	79,363,778	77,129,031
End of period (including distributions in excess of and undistributed
net investment income: $(251,907) and $235,786, respectively)	$82,716,989	$79,363,778

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                 unaudited

1.	Organization

Capital Income Builder (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks
Consumer staples	$10,522,220	$-	$-	$10,522,220
Financials	8,953,217	-	-	8,953,217
Telecommunication services	8,696,102	-	-	8,696,102
Utilities	7,331,053	-	-	7,331,053
Energy	6,120,243	-	-	6,120,243
Health care	4,878,693	-	-	4,878,693
Information technology	4,394,110	-	-	4,394,110
Industrials	3,860,864	-	-	3,860,864
Consumer discretionary	2,896,414	-	-	2,896,414
Materials	2,276,234	-	-	2,276,234
Miscellaneous	2,734,309	-	-	2,734,309
Preferred securities	24,820	437,205	-	462,025
Convertible securities	108,436	59,949	-	168,385
Bonds & notes
Mortgage-backed obligations	-	5,109,721	-	5,109,721
Bonds & notes of U.S. government & government agencies	-	4,805,901	-	4,805,901
Corporate bonds & notes	-	2,222,881	53,578	2,276,459
Other	1,992	4,435,942	7,408	4,445,342
Short-term securities	-	2,847,492	-	2,847,492
Total	$62,798,707	$19,919,091	$60,986	$82,778,784

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended April 30, 2011 (dollars in thousands):

	Beginning value at 11/1/2010	Transfers into Level 3(*)	Purchases	Unrealized appreciation (†)	Sales	Ending value at 4/30/2011
Investment securities	$50,250	$14,324	$1,837	$1,221	$(6,646)	$60,986

Net unrealized appreciation during the period on Level 3 investment securities held at April 30, 2011 (dollars in thousands) (†):						$1,221

(*) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$648,472
Capital loss carryforward expiring 2017*	(11,726,076)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$11,297,465
Gross unrealized depreciation on investment securities	(2,522,187)
Net unrealized appreciation on investment securities	8,775,278
Cost of investment securities	74,003,506

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2011	Year ended October 31, 2010
Class A	$1,333,511	$2,305,123
Class B	54,068	107,902
Class C	151,216	265,257
Class F-1	67,657	123,563
Class F-2	32,053	46,245
Class 529-A	34,421	53,033
Class 529-B	2,483	4,623
Class 529-C	10,180	15,793
Class 529-E	1,446	2,238
Class 529-F-1	978	1,539
Class R-1	2,855	4,527
Class R-2	13,337	21,417
Class R-3	19,227	31,144
Class R-4	8,792	13,986
Class R-5	10,713	18,353
Class R-6	13,394	17,666
Total	$1,756,331	$3,032,409

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund's monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2011, the investment advisory services fee was $93,485,000, which was equivalent to an annualized rate of 0.237% of average daily net assets.
Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended April 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$69,227	$31,078	Not applicable	Not applicable	Not applicable
Class B	14,222	1,556	Not applicable	Not applicable	Not applicable
Class C	40,108	Included in administrative services	$5,669	$669	Not applicable
Class F-1	3,682		1,809	96	Not applicable
Class F-2	Not applicable		932	19	Not applicable
Class 529-A	1,645		622	90	$764
Class 529-B	671		55	18	67
Class 529-C	2,724		222	56	273
Class 529-E	170		28	4	34
Class 529-F-1	-		17	2	21
Class R-1	753		96	15	Not applicable
Class R-2	2,642		516	923	Not applicable
Class R-3	2,268		657	281	Not applicable
Class R-4	484		270	11	Not applicable
Class R-5	Not applicable		216	4	Not applicable
Class R-6	Not applicable		140	1	Not applicable
Total	$138,596	$32,634	$11,249	$2,189	$1,159

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $352,000, shown on the accompanying financial statements, includes $277,000 in current fees (either paid in cash or deferred) and a net increase of $75,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2011
Class A	$3,262,641	64,798	$1,263,115	25,544	$(5,288,332)	(104,946)	$(762,576)	(14,604)
Class B	29,499	586	51,733	1,046	(553,050)	(10,969)	(471,818)	(9,337)
Class C	417,677	8,300	140,619	2,843	(962,707)	(19,102)	(404,411)	(7,959)
Class F-1	328,343	6,523	62,237	1,259	(558,432)	(11,079)	(167,852)	(3,297)
Class F-2	310,526	6,170	22,502	455	(177,307)	(3,516)	155,721	3,109
Class 529-A	155,718	3,095	34,409	696	(90,597)	(1,799)	99,530	1,992
Class 529-B	2,840	57	2,483	50	(20,355)	(405)	(15,032)	(298)
Class 529-C	56,597	1,125	10,177	206	(39,769)	(791)	27,005	540
Class 529-E	6,970	139	1,446	29	(5,145)	(102)	3,271	66
Class 529-F-1	6,858	136	978	19	(6,977)	(139)	859	16
Class R-1	15,263	304	2,838	57	(21,556)	(429)	(3,455)	(68)
Class R-2	99,321	1,972	13,317	269	(105,302)	(2,091)	7,336	150
Class R-3	120,681	2,396	19,179	388	(133,030)	(2,644)	6,830	140
Class R-4	61,298	1,217	8,781	178	(66,747)	(1,323)	3,332	72
Class R-5	53,721	1,067	10,639	215	(73,567)	(1,456)	(9,207)	(174)
Class R-6	131,769	2,608	13,392	271	(9,890)	(195)	135,271	2,684
Total net increase
(decrease)	$5,059,722	100,493	$1,657,845	33,525	$(8,112,763)	(160,986)	$(1,395,196)	(26,968)

Year ended October 31, 2010
Class A	$6,139,518	129,218	$2,153,088	45,596	$(10,737,783)	(227,162)	$(2,445,177)	(52,348)
Class B	70,057	1,474	102,340	2,166	(862,664)	(18,202)	(690,267)	(14,562)
Class C	857,233	18,047	237,310	5,024	(1,827,502)	(38,669)	(732,959)	(15,598)
Class F-1	635,155	13,365	110,567	2,341	(1,076,001)	(22,793)	(330,279)	(7,087)
Class F-2	447,490	9,403	31,171	661	(303,343)	(6,403)	175,318	3,661
Class 529-A	249,459	5,258	53,023	1,123	(151,500)	(3,201)	150,982	3,180
Class 529-B	6,651	140	4,622	98	(26,811)	(566)	(15,538)	(328)
Class 529-C	96,186	2,028	15,789	334	(76,904)	(1,626)	35,071	736
Class 529-E	11,826	249	2,237	47	(8,912)	(189)	5,151	107
Class 529-F-1	12,000	253	1,539	33	(7,142)	(151)	6,397	135
Class R-1	43,685	923	4,492	95	(30,667)	(649)	17,510	369
Class R-2	189,006	3,989	21,351	452	(191,086)	(4,047)	19,271	394
Class R-3	240,944	5,075	30,946	655	(229,613)	(4,856)	42,277	874
Class R-4	129,081	2,713	13,931	295	(132,020)	(2,778)	10,992	230
Class R-5	125,035	2,623	18,270	387	(104,118)	(2,215)	39,187	795
Class R-6	146,546	3,077	17,664	374	(12,684)	(267)	151,526	3,184
Total net increase
(decrease)	$9,399,872	197,835	$2,818,340	59,681	$(15,778,750)	(333,774)	$(3,560,538)	(76,258)

* Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,583,686,000 and $13,645,189,000, respectively, during the six months ended April 30, 2011.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3),(5)

Class A:	Six months ended 4/30/2011(6)	$50.05	$.84	$3.33	$4.17	$(1.15)	$-	$(1.15)	$53.07	8.51%	$61,219	.61	%(7)	.61	%(7)	3.34	%(7)
	Year ended 10/31/2010	46.41	1.77	3.81	5.58	(1.94)	-	(1.94)	50.05	12.33	58,471	.62		.62		3.74
	Year ended 10/31/2009	42.26	1.83	4.40	6.23	(2.08)	-	(2.08)	46.41	15.44	56,648	.66		.66		4.40
	Year ended 10/31/2008	68.58	2.31	(23.58)	(21.27)	(2.65)	(2.40)	(5.05)	42.26	(32.88)	55,418	.58		.55		4.03
	Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524	.58		.55		3.97
	Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439	.58		.55		3.82

Class B:	Six months ended 4/30/2011(6)	50.04	.64	3.34	3.98	(.95)	-	(.95)	53.07	8.10	2,758	1.37	(7)	1.37	(7)	2.56	(7)
	Year ended 10/31/2010	46.39	1.41	3.80	5.21	(1.56)	-	(1.56)	50.04	11.47	3,068	1.39		1.39		2.97
	Year ended 10/31/2009	42.26	1.51	4.40	5.91	(1.78)	-	(1.78)	46.39	14.57	3,520	1.44		1.43		3.64
	Year ended 10/31/2008	68.58	1.87	(23.58)	(21.71)	(2.21)	(2.40)	(4.61)	42.26	(33.41)	3,711	1.35		1.33		3.25
	Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35		1.32		3.19
	Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37		1.34		3.04

Class C:	Six months ended 4/30/2011(6)	50.03	.63	3.33	3.96	(.94)	-	(.94)	53.05	8.07	8,268	1.42	(7)	1.42	(7)	2.53	(7)
	Year ended 10/31/2010	46.39	1.38	3.80	5.18	(1.54)	-	(1.54)	50.03	11.41	8,196	1.44		1.44		2.92
	Year ended 10/31/2009	42.26	1.50	4.40	5.90	(1.77)	-	(1.77)	46.39	14.54	8,323	1.47		1.47		3.59
	Year ended 10/31/2008	68.58	1.84	(23.58)	(21.74)	(2.18)	(2.40)	(4.58)	42.26	(33.45)	8,609	1.40		1.38		3.21
	Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39		1.37		3.16
	Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41		1.38		2.99

Class F-1:	Six months ended 4/30/2011(6)	50.05	.83	3.33	4.16	(1.14)	-	(1.14)	53.07	8.50	3,042	.63	(7)	.63	(7)	3.31	(7)
	Year ended 10/31/2010	46.41	1.76	3.80	5.56	(1.92)	-	(1.92)	50.05	12.31	3,034	.64		.64		3.72
	Year ended 10/31/2009	42.26	1.84	4.39	6.23	(2.08)	-	(2.08)	46.41	15.43	3,142	.66		.66		4.43
	Year ended 10/31/2008	68.58	2.29	(23.58)	(21.29)	(2.63)	(2.40)	(5.03)	42.26	(32.90)	3,701	.62		.59		4.00
	Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020	.61		.58		3.95
	Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494	.62		.60		3.76

Class F-2:	Six months ended 4/30/2011(6)	50.04	.89	3.32	4.21	(1.20)	-	(1.20)	53.05	8.61	1,479	.40	(7)	.40	(7)	3.56	(7)
	Year ended 10/31/2010	46.40	1.88	3.80	5.68	(2.04)	-	(2.04)	50.04	12.58	1,239	.40		.40		3.97
	Year ended 10/31/2009	42.26	1.78	4.54	6.32	(2.18)	-	(2.18)	46.40	15.68	979	.42		.41		4.09
	Period from 8/1/2008 to 10/31/2008	54.90	.43	(12.53)	(12.10)	(.54)	-	(.54)	42.26	(22.13)	105	.10		.10		.90

Class 529-A:	Six months ended 4/30/2011(6)	50.04	.82	3.34	4.16	(1.14)	-	(1.14)	53.06	8.48	1,671	.67	(7)	.67	(7)	3.29	(7)
	Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	-	(1.91)	50.04	12.26	1,476	.68		.68		3.69
	Year ended 10/31/2009	42.26	1.81	4.39	6.20	(2.06)	-	(2.06)	46.40	15.36	1,221	.71		.71		4.34
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	1,011	.66		.63		3.97
	Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273	.65		.63		3.92
	Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760	.64		.61		3.77

Class 529-B:	Six months ended 4/30/2011(6)	50.03	.62	3.33	3.95	(.93)	-	(.93)	53.05	8.04	135	1.47	(7)	1.47	(7)	2.47	(7)
	Year ended 10/31/2010	46.38	1.36	3.81	5.17	(1.52)	-	(1.52)	50.03	11.39	142	1.48		1.48		2.88
	Year ended 10/31/2009	42.26	1.47	4.40	5.87	(1.75)	-	(1.75)	46.38	14.47	147	1.53		1.52		3.53
	Year ended 10/31/2008	68.58	1.80	(23.58)	(21.78)	(2.14)	(2.40)	(4.54)	42.26	(33.49)	131	1.47		1.44		3.15
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46		1.44		3.09
	Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49		1.46		2.93

Class 529-C:	Six months ended 4/30/2011(6)	50.01	.62	3.34	3.96	(.94)	-	(.94)	53.03	8.06	593	1.46	(7)	1.46	(7)	2.50	(7)
	Year ended 10/31/2010	46.38	1.37	3.79	5.16	(1.53)	-	(1.53)	50.01	11.36	533	1.48		1.48		2.90
	Year ended 10/31/2009	42.26	1.47	4.41	5.88	(1.76)	-	(1.76)	46.38	14.48	460	1.52		1.52		3.53
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.49)	384	1.46		1.44		3.16
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46		1.44		3.11
	Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47		1.45		2.94

Class 529-E:	Six months ended 4/30/2011(6)	$50.04	$.75	$3.32	$4.07	$(1.06)	$-	$(1.06)	$53.05	8.31%	$74	.95	%(7)	.95	%(7)	3.00	%(7)
	Year ended 10/31/2010	46.40	1.61	3.80	5.41	(1.77)	-	(1.77)	50.04	11.94	66	.97		.97		3.40
	Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	-	(1.95)	46.40	15.05	56	1.01		1.01		4.04
	Year ended 10/31/2008	68.58	2.10	(23.58)	(21.48)	(2.44)	(2.40)	(4.84)	42.26	(33.14)	48	.95		.93		3.67
	Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63	.95		.93		3.61
	Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40	.96		.94		3.45

Class 529-F-1:	Six months ended 4/30/2011(6)	50.05	.88	3.33	4.21	(1.19)	-	(1.19)	53.07	8.60	46	.45	(7)	.45	(7)	3.50	(7)
	Year ended 10/31/2010	46.41	1.85	3.80	5.65	(2.01)	-	(2.01)	50.05	12.50	42	.47		.47		3.91
	Year ended 10/31/2009	42.26	1.90	4.39	6.29	(2.14)	-	(2.14)	46.41	15.60	33	.51		.51		4.55
	Year ended 10/31/2008	68.58	2.38	(23.58)	(21.20)	(2.72)	(2.40)	(5.12)	42.26	(32.79)	29	.46		.43		4.20
	Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33	.46		.43		4.17
	Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14	.46		.44		3.95

Class R-1:	Six months ended 4/30/2011(6)	50.02	.64	3.33	3.97	(.95)	-	(.95)	53.04	8.08	160	1.40	(7)	1.40	(7)	2.55	(7)
	Year ended 10/31/2010	46.38	1.40	3.80	5.20	(1.56)	-	(1.56)	50.02	11.45	154	1.42		1.42		2.96
	Year ended 10/31/2009	42.26	1.50	4.41	5.91	(1.79)	-	(1.79)	46.38	14.55	125	1.45		1.45		3.59
	Year ended 10/31/2008	68.58	1.85	(23.58)	(21.73)	(2.19)	(2.40)	(4.59)	42.26	(33.43)	104	1.38		1.36		3.26
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42		1.40		3.17
	Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44		1.41		2.96

Class R-2:	Six months ended 4/30/2011(6)	50.02	.63	3.34	3.97	(.95)	-	(.95)	53.04	8.08	752	1.41	(7)	1.41	(7)	2.54	(7)
	Year ended 10/31/2010	46.38	1.38	3.80	5.18	(1.54)	-	(1.54)	50.02	11.40	702	1.45		1.45		2.92
	Year ended 10/31/2009	42.26	1.45	4.41	5.86	(1.74)	-	(1.74)	46.38	14.44	633	1.56		1.55		3.48
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.48)	501	1.45		1.43		3.18
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45		1.41		3.14
	Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55		1.42		2.97

Class R-3:	Six months ended 4/30/2011(6)	50.04	.75	3.32	4.07	(1.06)	-	(1.06)	53.05	8.30	969	.96	(7)	.96	(7)	2.99	(7)
	Year ended 10/31/2010	46.40	1.60	3.80	5.40	(1.76)	-	(1.76)	50.04	11.92	907	.98		.98		3.38
	Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	-	(1.95)	46.40	15.04	801	1.02		1.02		4.03
	Year ended 10/31/2008	68.58	2.09	(23.58)	(21.49)	(2.43)	(2.40)	(4.83)	42.26	(33.14)	664	.96		.94		3.67
	Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817	.97		.94		3.61
	Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454	.98		.96		3.42

Class R-4:	Six months ended 4/30/2011(6)	50.04	.82	3.34	4.16	(1.14)	-	(1.14)	53.06	8.49	413	.65	(7)	.65	(7)	3.30	(7)
	Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	-	(1.91)	50.04	12.27	386	.67		.67		3.70
	Year ended 10/31/2009	42.26	1.81	4.40	6.21	(2.07)	-	(2.07)	46.40	15.39	347	.70		.69		4.32
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	240	.65		.63		3.99
	Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270	.67		.64		3.95
	Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119	.68		.66		3.68

Class R-5:	Six months ended 4/30/2011(6)	50.06	.90	3.33	4.23	(1.21)	-	(1.21)	53.08	8.65	463	.36	(7)	.36	(7)	3.59	(7)
	Year ended 10/31/2010	46.42	1.90	3.79	5.69	(2.05)	-	(2.05)	50.06	12.60	446	.37		.37		4.00
	Year ended 10/31/2009	42.26	1.97	4.36	6.33	(2.17)	-	(2.17)	46.42	15.72	376	.40		.40		4.83
	Year ended 10/31/2008	68.58	2.44	(23.58)	(21.14)	(2.78)	(2.40)	(5.18)	42.26	(32.73)	717	.36		.34		4.28
	Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879	.37		.35		4.22
	Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467	.38		.36		4.03

Class R-6:	Six months ended 4/30/2011(6)	50.06	.92	3.32	4.24	(1.22)	-	(1.22)	53.08	8.68	675	.31	(7)	.31	(7)	3.66	(7)
	Year ended 10/31/2010	46.42	1.93	3.78	5.71	(2.07)	-	(2.07)	50.06	12.66	502	.32		.32		4.08
	Six months ended 10/31/2009	39.83	1.00	6.55	7.55	(.96)	-	(.96)	46.42	19.10	318	.36	(7)	.36	(7)	4.53	(7)

	Six months ended April 30,	Year ended October 31
	2011(6)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	20%	42%	43%	30%	24%	26%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended October 31, 2007, this column reflects the impact of corporate action events that resulted in a one-time increase to net investment income.  If the corporate action events had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34 percentage points, respectively.  The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                   unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2010, through April 30, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11/1/2010	Ending account value 4/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,085.12	$3.15	.61%
Class A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B -- actual return	1,000.00	1,081.04	7.07	1.37
Class B -- assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C -- actual return	1,000.00	1,080.68	7.33	1.42
Class C -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 -- actual return	1,000.00	1,084.96	3.26	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 -- actual return	1,000.00	1,086.09	2.07	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A -- actual return	1,000.00	1,084.81	3.46	.67
Class 529-A -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-B -- actual return	1,000.00	1,080.36	7.58	1.47
Class 529-B -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-C -- actual return	1,000.00	1,080.59	7.53	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E -- actual return	1,000.00	1,083.12	4.91	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F-1 -- actual return	1,000.00	1,085.97	2.33	.45
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 -- actual return	1,000.00	1,080.80	7.22	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- actual return	1,000.00	1,080.80	7.27	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 -- actual return	1,000.00	1,083.02	4.96	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 -- actual return	1,000.00	1,084.92	3.36	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 -- actual return	1,000.00	1,086.49	1.86	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 -- actual return	1,000.00	1,086.76	1.60	.31
Class R-6 -- assumed 5% return	1,000.00	1,023.26	1.56	.31

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years1/
March 31, 2011 (the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	5.15%	2.90%	6.67%
Not reflecting CDSC	10.15	3.23	6.67

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	9.09	3.18	6.43
Not reflecting CDSC	10.09	3.18	6.43

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	10.95	3.99	7.25

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	11.21	—	2.21

Class 529-A shares4 — first sold 2/19/02
Reflecting 5.75% maximum sales charge	4.54	2.73	6.74
Not reflecting maximum sales charge	10.92	3.95	7.44

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	5.04	2.79	6.59
Not reflecting CDSC	10.04	3.12	6.59

Class 529-C shares4 — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	9.03	3.12	6.55
Not reflecting CDSC	10.03	3.12	6.55

Class 529-E shares3,4 — first sold 3/1/02	10.58	3.65	6.93

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	11.15	4.16	8.14

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 33 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2011, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
>Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-912-0611P

Litho in USA BAG/ALD/8081-S26168

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio

April 30, 2011
unaudited

Common stocks — 75.76%	Shares	Value (000)

CONSUMER STAPLES — 12.73%
Philip Morris International Inc.	38,535,800	$2,675,926
Altria Group, Inc.	63,043,100	1,692,077
Kraft Foods Inc., Class A	32,442,000	1,089,402
PepsiCo, Inc.	11,488,900	791,470
Lorillard, Inc.	5,626,000	599,169
Foster’s Group Ltd.	93,863,000	578,204
Diageo PLC	26,875,000	546,768
Nestlé SA	8,720,000	541,346
Wesfarmers Ltd.	12,899,700	470,841
Coca-Cola Co.	5,300,800	357,592
ConAgra Foods, Inc.	11,006,137	269,100
Kimberly-Clark Corp.	3,000,000	198,180
Reynolds American Inc.	3,880,000	143,987
Sara Lee Corp.	6,950,911	133,458
Kellogg Co.	2,136,000	122,329
Imperial Tobacco Group PLC	3,408,047	119,944
H.J. Heinz Co.	2,000,000	102,460
Koninklijke Ahold NV	2,975,000	41,768
Philip Morris CR as	42,500	24,161
Orior AG1	230,000	13,986
Axfood AB	273,609	10,052
		10,522,220

FINANCIALS — 10.83%
Banco Santander, SA	37,943,830	484,561
Bank of China Ltd., Class H	859,492,700	474,775
HCP, Inc.	11,230,500	444,952
HSBC Holdings PLC (Hong Kong)	30,429,012	330,101
HSBC Holdings PLC (United Kingdom)	9,731,535	106,536
JPMorgan Chase & Co.	8,864,000	404,464
BNP Paribas SA	4,913,471	388,842
Prudential PLC	30,048,043	387,974
Sampo Oyj, Class A	10,374,801	349,130
China Construction Bank Corp., Class H	368,120,170	347,915
Link Real Estate Investment Trust	108,013,000	340,051
Banco Santander (Brasil) SA, units	14,692,900	169,045
Banco Santander (Brasil) SA, units (ADR)	10,992,875	127,627
Industrial and Commercial Bank of China Ltd., Class H	343,006,260	290,172
Westpac Banking Corp.	10,176,077	277,065
Westfield Group	25,679,175	253,885
Bank of Nova Scotia	3,847,200	234,577
Royal Bank of Canada	3,484,511	219,497
CapitaMall Trust, units	140,996,592	217,706
Ascendas Real Estate Investment Trust2	130,168,000	215,875
CapitaCommercial Trust2	183,387,300	215,741
Chimera Investment Corp.	47,242,400	191,332
Fidelity National Financial, Inc.2	12,279,900	189,602
Itaú Unibanco Holding SA, preferred nominative	7,483,630	176,483
Hudson City Bancorp, Inc.	18,165,000	173,112
Wells Fargo & Co.	4,570,000	133,033
Hang Seng Bank Ltd.	8,436,600	131,879
Banco Bradesco SA, preferred nominative	6,587,163	131,517
Société Générale	1,652,030	110,502
Arthur J. Gallagher & Co.	3,185,437	94,862
Canadian Imperial Bank of Commerce (CIBC)	1,000,000	86,572
Mapletree Industrial Trust2	95,000,000	83,820
Astoria Financial Corp.2	5,785,000	83,709
Weingarten Realty Investors	3,134,750	82,789
Credit Suisse Group AG	1,722,000	78,256
Federal Realty Investment Trust	800,000	70,048
Deutsche Börse AG	765,000	63,566
Old Republic International Corp.	5,000,000	63,350
Starwood Property Trust, Inc.	2,675,000	60,963
Frasers Centrepoint Trust2	47,864,000	57,872
DBS Group Holdings Ltd	4,490,000	54,949
Champion Real Estate Investment Trust	92,611,638	53,662
United Bankshares, Inc.	1,775,000	46,434
United Overseas Bank Ltd.	2,835,000	45,442
Equity Residential, shares of beneficial interest	750,500	44,820
Sunway Real Estate Investment Trust	112,985,100	41,959
CapitaRetail China Trust2	40,550,000	41,741
Banco Bilbao Vizcaya Argentaria, SA	3,101,694	39,785
Unibail-Rodamco SE, non-registered shares1	150,000	35,092
Cache Logistics Trust2	41,000,000	31,988
ProLogis, shares of beneficial interest	1,946,000	31,700
Westfield Retail Trust	8,249,175	23,961
Westfield Retail Trust, units	1,950,159	5,665
K-REIT Asia	19,262,000	20,615
Tryg A/S	295,182	18,848
Eurobank Properties Real Estate Investment Co.	1,950,000	17,329
Bank of New York Mellon Corp.	530,000	15,349
Colony Financial, Inc.	750,000	14,010
Parkway Life Real Estate Investment Trust	8,300,000	11,731
New York Community Bancorp, Inc.	465,246	7,723
Fannie Mae1	10,000,000	4,350
Freddie Mac1	5,300,000	2,306
		8,953,217

TELECOMMUNICATION SERVICES — 10.51%
AT&T Inc.	70,266,230	2,186,685
Singapore Telecommunications Ltd.	322,829,500	822,865
CenturyLink, Inc.	18,487,153	753,906
América Móvil, SAB de CV, Series L (ADR)	12,785,175	731,312
BCE Inc. (CAD denominated)	10,923,000	409,374
BCE Inc.	700,000	26,201
Verizon Communications Inc.	10,500,000	396,690
Belgacom SA	9,864,475	387,989
France Télécom SA	14,648,522	343,567
Koninklijke KPN NV	17,480,104	277,418
Vodafone Group PLC	96,200,000	275,740
Türk Telekomünikasyon AS, Class D	46,737,000	243,364
Elisa Oyj, Class A2	9,477,450	228,110
Telekom Austria AG, non-registered shares	13,438,369	207,800
Telefónica 02 Czech Republic, AS	8,040,000	206,367
KT Corp.	3,065,000	110,113
KT Corp. (ADR)	4,015,000	81,505
OJSC Mobile TeleSystems (ADR)	8,478,250	179,315
Turkcell Iletisim Hizmetleri AS	25,786,000	152,241
Bezeq — The Israel Telecommunication Corp. Ltd.	34,700,000	102,758
DiGi.Com Bhd.	10,002,000	98,197
Taiwan Mobile Co., Ltd.	33,484,516	86,405
Partner Communications Co. Ltd.	4,031,400	74,540
Partner Communications Co. Ltd. (ADR)	169,200	3,277
Advanced Info Service PCL	24,369,600	75,517
Philippine Long Distance Telephone Co.	1,053,250	61,163
MTN Group Ltd.	2,545,800	56,613
Telkom SA Ltd.	5,227,300	30,456
Magyar Telekom Telecommunications PLC1	5,982,240	20,403
Portugal Telecom, SGPS, SA	1,588,300	19,389
China Mobile Ltd.	2,000,000	18,387
StarHub Ltd	5,617,333	13,171
Telefónica, SA	392,000	10,538
Hutchison Telecommunications Hong Kong Holdings Ltd.	14,982,000	4,726
		8,696,102

UTILITIES — 8.86%
GDF SUEZ	27,820,320	1,138,318
Scottish and Southern Energy PLC	45,495,600	1,031,993
Dominion Resources, Inc.	13,636,980	633,029
National Grid PLC	61,597,412	631,740
Power Assets Holdings Ltd.	70,970,500	496,668
FirstEnergy Corp.	11,019,000	440,319
Exelon Corp.	9,125,000	384,619
Southern Co.	9,550,000	372,832
CEZ, a s	3,931,000	225,398
Progress Energy, Inc.	4,260,000	202,137
Public Service Enterprise Group Inc.	6,027,600	193,908
PPL Corp.	5,740,000	157,448
E.ON AG	4,595,000	157,080
SUEZ Environnement Co.	6,510,515	150,046
DTE Energy Co.	2,750,000	138,957
Xcel Energy Inc.	5,516,000	134,204
Ratchaburi Electricity Generating Holding PCL2	94,250,000	126,298
NextEra Energy, Inc.	2,000,000	113,140
Cheung Kong Infrastructure Holdings Ltd.	21,273,000	103,677
International Power PLC	17,450,000	96,362
Electricity Generating PCL2	28,941,428	91,866
RWE AG	1,020,000	66,557
Duke Energy Corp.	3,000,000	55,950
Entergy Corp.	752,500	52,464
Consolidated Edison, Inc.	900,000	46,908
NiSource Inc.	2,289,307	44,527
Pinnacle West Capital Corp.	738,200	32,030
Ameren Corp.	429,120	12,578
		7,331,053

ENERGY — 7.40%
Royal Dutch Shell PLC, Class B	36,370,889	1,413,702
Royal Dutch Shell PLC, Class A (ADR)	3,883,000	300,855
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	259,076
ConocoPhillips	16,632,000	1,312,764
Eni SpA	28,930,000	773,437
TOTAL SA	4,744,000	303,689
TOTAL SA (ADR)	600,000	38,538
Woodside Petroleum Ltd.	6,323,917	324,401
Sasol Ltd.	5,450,170	314,640
Husky Energy Inc.	8,747,800	273,672
Enbridge Inc.	3,610,694	234,696
BP PLC	20,810,000	160,782
Türkiye Petrol Rafinerileri AS	4,167,000	135,338
Statoil ASA	3,500,532	102,415
OAO LUKOIL (ADR)	1,321,000	91,413
Spectra Energy Corp	2,783,220	80,825
		6,120,243

HEALTH CARE — 5.90%
Novartis AG	20,041,000	1,189,717
Merck & Co., Inc.	23,578,714	847,655
Abbott Laboratories	10,685,000	556,047
Pfizer Inc	25,284,000	529,953
Bristol-Myers Squibb Co.	16,814,300	472,482
Johnson & Johnson	4,000,000	262,880
Roche Holding AG	1,595,000	258,703
Bayer AG	2,726,000	239,632
GlaxoSmithKline PLC	9,222,000	201,099
Sonic Healthcare Ltd.	14,481,270	198,729
Orion Oyj, Class B	4,163,634	103,482
Oriola-KD Oyj, Class B	4,205,677	18,314
		4,878,693

INFORMATION TECHNOLOGY — 5.31%
HTC Corp.	13,119,451	595,537
Delta Electronics, Inc.	99,879,233	446,411
Quanta Computer Inc.	181,055,240	357,198
MediaTek Inc.	31,425,774	347,304
Cielo SA, ordinary nominative	26,900,000	248,789
Siliconware Precision Industries Co., Ltd.2	173,970,300	232,053
Intel Corp.	9,957,200	230,907
Maxim Integrated Products, Inc.	8,290,700	226,668
Redecard SA, ordinary nominative	14,863,500	214,941
Wistron Corp.	97,041,707	174,508
Nintendo Co., Ltd.	643,100	151,984
Analog Devices, Inc.	3,500,000	141,085
VTech Holdings Ltd.	11,864,000	135,196
Compal Electronics, Inc.	119,220,715	135,088
Paychex, Inc.	4,000,000	130,840
Xilinx, Inc.	2,589,100	90,256
Canon, Inc.	1,846,800	86,517
Nokia Corp.	7,500,000	69,096
Neopost SA	691,459	65,976
Kingboard Laminates Holdings Ltd.	68,864,500	61,006
Acer Inc.	31,400,243	58,769
Automatic Data Processing, Inc.	1,000,000	54,350
Playtech Ltd.	10,034,254	54,095
Spectris PLC	1,514,765	37,523
Halma PLC	5,829,844	36,371
Oakton Ltd.	4,617,960	11,642
		4,394,110

INDUSTRIALS — 4.67%
Siemens AG	2,933,700	426,790
Legrand SA	8,074,000	368,690
MAp Group2	101,375,073	327,796
Lockheed Martin Corp.	3,953,500	313,315
Singapore Technologies Engineering Ltd	91,974,000	236,688
Waste Management, Inc.	5,600,700	221,004
Hutchison Port Holdings Trust1,3	233,532,000	214,849
Hays PLC2	87,825,129	174,131
FirstGroup PLC2	31,300,000	169,760
Leighton Holdings Ltd.	6,365,476	169,407
BAE Systems PLC	18,000,000	98,587
Singapore Post Private Ltd.2	99,750,000	94,530
Watsco, Inc.	1,285,000	91,094
Hopewell Highway Infrastructure Ltd.	126,218,430	81,911
SMRT Corp. Ltd.	51,160,000	79,412
Uponor Oyj	3,654,768	71,293
Securitas AB, Class B	5,585,000	69,969
Go-Ahead Group PLC2	2,318,948	54,771
Schneider Electric SA	292,159	51,625
Emerson Electric Co.	840,000	51,038
BELIMO Holding AG	21,899	50,634
Norfolk Southern Corp.	663,000	49,513
Jardine Matheson Holdings Ltd.	958,800	46,022
Seco Tools AB, Class B1	2,365,423	45,802
IMI PLC	2,415,000	44,050
Geberit AG	182,319	42,682
AB SKF, Class B	1,291,394	40,756
Österreichische Post AG	1,050,000	38,009
SIA Engineering Co. Ltd.	8,617,000	29,356
Steelcase Inc., Class A	2,270,000	26,218
Spirax-Sarco Engineering PLC	758,991	25,470
Jiangsu Expressway Co. Ltd., Class H	20,650,000	21,883
United Technologies Corp.	242,000	21,678
Interserve PLC	2,335,000	10,960
Pitney Bowes Inc.	47,700	1,171
		3,860,864

CONSUMER DISCRETIONARY — 3.50%
McDonald’s Corp.	6,828,000	534,701
Home Depot, Inc.	14,247,800	529,163
OPAP SA2	16,421,040	347,075
Daimler AG	2,532,400	195,758
Marks and Spencer Group PLC	24,400,967	158,142
William Hill PLC2	39,536,488	147,599
British Sky Broadcasting Group PLC	8,674,000	121,994
Greene King PLC2	14,073,299	115,092
Kingfisher PLC	18,845,000	86,406
Genuine Parts Co.	1,540,000	82,698
Esprit Holdings Ltd.	19,103,245	79,451
TUI Travel PLC	17,924,755	71,618
Leggett & Platt, Inc.	2,180,000	57,312
Ekornes ASA2	1,980,425	56,054
Intercontinental Hotels Group PLC	2,412,352	52,826
Stella International Holdings Ltd.	21,090,000	47,903
Darden Restaurants, Inc.	800,000	37,576
Halfords Group PLC	5,504,679	36,310
Bijou Brigitte modische Accessoires AG	201,895	29,063
Kesa Electricals PLC	13,430,200	28,939
Myer Holdings Ltd.	7,500,000	25,978
Headlam Group PLC	3,808,547	19,339
TAKKT AG	1,023,877	17,622
Aristocrat Leisure Ltd.	3,791,027	10,887
GAME Group PLC	7,840,000	6,908
		2,896,414

MATERIALS — 2.75%
China Steel Corp.	437,873,604	541,255
Amcor Ltd.	42,943,530	329,493
CRH PLC	11,864,160	294,341
E.I. du Pont de Nemours and Co.	4,000,000	227,160
Koninklijke DSM NV	3,271,000	225,527
RPM International, Inc.2	8,340,000	195,990
Fletcher Building Ltd.	21,176,596	157,491
Israel Chemicals Ltd.	7,840,417	138,241
voestalpine AG	1,071,000	52,705
Akzo Nobel NV	600,000	46,603
Rautaruukki Oyj	1,431,029	37,114
OneSteel Ltd.	7,545,058	17,615
Symrise AG	385,000	12,699
		2,276,234

MISCELLANEOUS — 3.30%
Other common stocks in initial period of acquisition		2,734,309

Total common stocks (cost: $53,380,500,000)		62,663,459

	Shares or
Preferred securities — 0.56%	principal amount

FINANCIALS — 0.53%
JPMorgan Chase & Co., Series I, 7.90%4	$143,815,000	158,564
Wells Fargo & Co., Series K, 7.98%4	$113,701,000	125,640
AXA SA, Series B, 6.379%3,4	$33,835,000	31,509
QBE Capital Funding II LP 6.797%3,4	$28,900,000	26,185
Public Storage, Inc., Series F, 6.45%	1,000,000	24,820
PNC Preferred Funding Trust III 8.70%3,4	$14,300,000	15,323
PNC Preferred Funding Trust I 6.517%3,4	$8,600,000	7,548
BNP Paribas 7.195%3,4	$15,900,000	15,900
SMFG Preferred Capital USD 3 Ltd. 9.50%3,4	$7,500,000	8,859
Barclays Bank PLC 8.55%3,4	$6,011,000	6,038
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,506
Société Générale 5.922%3,4	$4,705,000	4,567
HVB Funding Trust III 9.00% 20313	$3,194,000	3,226
		433,685

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	19,500

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS — 0.01%
US AgBank 6.11%3,4	$13,000,000	8,840

Total preferred securities (cost: $425,704,000)		462,025

	Shares or	Value
Convertible securities — 0.20%	principal amount	(000)

UTILITIES — 0.13%
PPL Corp. 9.50% convertible preferred 2013, units	1,875,000	$106,275

CONSUMER DISCRETIONARY — 0.02%
TUI Travel PLC 6.00% convertible notes 2014	£9,200,000	15,967

CONSUMER STAPLES — 0.02%
Universal Corp. 6.75% convertible preferred	16,000	17,147

INDUSTRIALS — 0.01%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	318,000	11,152

FINANCIALS — 0.01%
Old Republic International Corp. 8.00% convertible notes 2012	$6,350,000	7,517
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred1	1,352,000	973
Fannie Mae 5.375% convertible preferred 20321	240	1,320
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred1	76,628	1,188
		10,998

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		6,846

Total convertible securities (cost: $318,752,000)		168,385

	Principal amount
Bonds & notes — 20.11%	(000)

MORTGAGE-BACKED OBLIGATIONS5 — 6.18%
Fannie Mae 4.89% 2012	$25,000	25,308
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	31,345
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	4,741	5,140
Fannie Mae 5.00% 2018	7,169	7,659
Fannie Mae 4.00% 2019	19,690	20,720
Fannie Mae 4.50% 2019	9,975	10,618
Fannie Mae 4.50% 2019	9,768	10,398
Fannie Mae 5.50% 2019	1,475	1,599
Fannie Mae 4.50% 2020	4,407	4,691
Fannie Mae 5.50% 2020	3,682	4,002
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	15,948
Fannie Mae 6.00% 2021	3,650	3,996
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	14,889	15,418
Fannie Mae 5.00% 2023	6,255	6,701
Fannie Mae 4.00% 2024	69,132	71,779
Fannie Mae 4.00% 2024	53,876	56,186
Fannie Mae 4.00% 2024	34,931	36,268
Fannie Mae 4.00% 2024	33,860	35,157
Fannie Mae 4.00% 2024	28,494	29,585
Fannie Mae 4.00% 2024	21,335	22,152
Fannie Mae 4.50% 2024	46,406	49,035
Fannie Mae 4.50% 2024	31,780	33,583
Fannie Mae 4.50% 2024	16,558	17,496
Fannie Mae 4.50% 2024	14,550	15,375
Fannie Mae 4.50% 2024	11,470	12,120
Fannie Mae 6.00% 2024	17,509	19,305
Fannie Mae 6.00% 2024	86	94
Fannie Mae 3.00% 2025	48,733	48,160
Fannie Mae 3.50% 2025	26,967	27,342
Fannie Mae 3.50% 2025	21,725	22,027
Fannie Mae 3.50% 2025	21,334	21,631
Fannie Mae 3.50% 2025	11,869	12,033
Fannie Mae 3.50% 2025	9,849	9,986
Fannie Mae 3.50% 2025	9,712	9,847
Fannie Mae 3.50% 2025	1,953	1,980
Fannie Mae 3.00% 2026	45,880	45,354
Fannie Mae 3.00% 2026	27,561	27,263
Fannie Mae 3.00% 2026	24,461	24,180
Fannie Mae 3.00% 2026	9,889	9,782
Fannie Mae 3.50% 2026	74,233	75,287
Fannie Mae 3.50% 2026	24,621	24,963
Fannie Mae 3.50% 2026	24,579	24,920
Fannie Mae 3.50% 2026	23,745	24,082
Fannie Mae 3.50% 2026	13,858	14,055
Fannie Mae 6.00% 2026	43,680	48,162
Fannie Mae 6.00% 2026	4,663	5,124
Fannie Mae 6.00% 2027	81,886	89,982
Fannie Mae 6.00% 2028	2,984	3,279
Fannie Mae 6.00% 2028	2,326	2,548
Fannie Mae 6.00% 2028	1,766	1,941
Fannie Mae 6.00% 2028	1,674	1,840
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,690	1,892
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	9,698	10,598
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,561	8,097
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	6,535	5,451
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,510	1,307
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,364	1,196
Fannie Mae, Series 2006-65, Class PF, 0.493% 20364	9,261	9,218
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	15,718	17,062
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	46,625	51,355
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	40,498	44,414
Fannie Mae 6.00% 2036	33,522	36,799
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	30,545	33,927
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	27,645	30,502
Fannie Mae 6.00% 2036	24,116	26,473
Fannie Mae 6.00% 2036	17,340	18,986
Fannie Mae 6.00% 2036	15,033	16,502
Fannie Mae 6.00% 2036	7,381	8,102
Fannie Mae 7.00% 2036	994	1,123
Fannie Mae 7.50% 2036	690	766
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	56,850	62,202
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	42,951	47,074
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	12,462	13,489
Fannie Mae 6.00% 2037	19,663	21,496
Fannie Mae 6.00% 2037	17,139	18,770
Fannie Mae 6.00% 2037	11,567	12,698
Fannie Mae 6.00% 2037	9,954	10,901
Fannie Mae 6.00% 2037	7,117	7,795
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	6,060	6,621
Fannie Mae 6.50% 2037	16,634	18,682
Fannie Mae 6.50% 2037	1,781	2,000
Fannie Mae 6.50% 2037	1,704	1,913
Fannie Mae 6.50% 2037	629	706
Fannie Mae 7.00% 2037	23,646	26,734
Fannie Mae 7.00% 2037	963	1,088
Fannie Mae 7.50% 2037	3,596	3,992
Fannie Mae 7.50% 2037	991	1,101
Fannie Mae 7.50% 2037	616	702
Fannie Mae 7.50% 2037	590	655
Fannie Mae 7.50% 2037	168	187
Fannie Mae 5.111% 20384	10,910	11,672
Fannie Mae 5.372% 20384	12,170	12,868
Fannie Mae 5.48% 20384	1,297	1,387
Fannie Mae 5.50% 2038	21,195	22,908
Fannie Mae 5.50% 2038	16,493	17,826
Fannie Mae 5.50% 2038	13,129	14,186
Fannie Mae 5.50% 2038	8,595	9,289
Fannie Mae 5.50% 2038	6,966	7,505
Fannie Mae 5.50% 2038	3,973	4,294
Fannie Mae 6.00% 2038	116,674	127,777
Fannie Mae 6.00% 2038	41,017	44,834
Fannie Mae 6.00% 2038	19,759	21,639
Fannie Mae 6.00% 2038	10,139	11,104
Fannie Mae 6.00% 2038	6,763	7,406
Fannie Mae 6.00% 2038	5,580	6,109
Fannie Mae 7.00% 2038	630	712
Fannie Mae 3.556% 20394	14,256	14,914
Fannie Mae 3.568% 20394	12,302	12,918
Fannie Mae 3.58% 20394	11,838	12,382
Fannie Mae 3.652% 20394	13,590	14,298
Fannie Mae 3.674% 20394	4,184	4,404
Fannie Mae 3.752% 20394	5,927	6,234
Fannie Mae 3.792% 20394	10,503	11,093
Fannie Mae 3.814% 20394	6,861	7,253
Fannie Mae 3.838% 20394	6,717	7,014
Fannie Mae 3.847% 20394	11,802	12,426
Fannie Mae 3.899% 20394	3,083	3,234
Fannie Mae 3.94% 20394	2,204	2,330
Fannie Mae 3.959% 20394	7,140	7,550
Fannie Mae 5.00% 2039	8,810	9,314
Fannie Mae 5.00% 2039	4,410	4,662
Fannie Mae 5.50% 2039	13,294	14,324
Fannie Mae 6.00% 2039	35,003	38,260
Fannie Mae 3.50% 2040	101,971	97,360
Fannie Mae 3.50% 2040	88,653	84,644
Fannie Mae 3.50% 2040	44,587	42,571
Fannie Mae 4.50% 2040	7,938	8,181
Fannie Mae 4.50% 2040	5,401	5,566
Fannie Mae 4.50% 2040	4,135	4,261
Fannie Mae 4.50% 2040	3,137	3,233
Fannie Mae 4.50% 2040	2,146	2,212
Fannie Mae 4.50% 2040	1,974	2,034
Fannie Mae 4.50% 2040	1,821	1,877
Fannie Mae 4.50% 2040	1,739	1,792
Fannie Mae 4.50% 2040	1,573	1,621
Fannie Mae 4.50% 2040	1,490	1,536
Fannie Mae 4.50% 2040	1,340	1,381
Fannie Mae 4.50% 2040	1,260	1,299
Fannie Mae 4.50% 2040	1,008	1,039
Fannie Mae 4.50% 2040	1,007	1,037
Fannie Mae 4.50% 2040	666	686
Fannie Mae 4.50% 2040	613	631
Fannie Mae 4.50% 2040	189	195
Fannie Mae 4.50% 2040	133	138
Fannie Mae 5.00% 2040	17,950	18,980
Fannie Mae 3.50% 2041	89,256	85,220
Fannie Mae 3.50% 2041	24,762	23,651
Fannie Mae 3.50% 2041	21,464	20,494
Fannie Mae 3.50% 2041	9,351	8,928
Fannie Mae 4.00% 2041	64,288	64,101
Fannie Mae 4.00% 2041	45,695	45,562
Fannie Mae 4.00% 2041	39,698	39,595
Fannie Mae 4.00% 2041	25,000	24,919
Fannie Mae 4.00% 2041	11,013	10,981
Fannie Mae 4.00% 2041	10,750	10,719
Fannie Mae 4.00% 2041	10,750	10,718
Fannie Mae 4.00% 2041	9,237	9,210
Fannie Mae 4.00% 2041	6,939	6,918
Fannie Mae 4.00% 2041	5,739	5,721
Fannie Mae 4.50% 2041	28,997	29,887
Fannie Mae 4.50% 2041	27,489	28,334
Fannie Mae 4.50% 2041	26,482	27,294
Fannie Mae 4.50% 2041	24,969	25,736
Fannie Mae 4.50% 2041	19,093	19,678
Fannie Mae 4.50% 2041	16,866	17,384
Fannie Mae 4.50% 2041	12,282	12,659
Fannie Mae 4.50% 2041	10,394	10,713
Fannie Mae 4.50% 2041	9,733	10,031
Fannie Mae 4.50% 2041	8,265	8,518
Fannie Mae 4.50% 2041	8,019	8,265
Fannie Mae 4.50% 2041	4,783	4,930
Fannie Mae 4.50% 2041	4,127	4,253
Fannie Mae 4.50% 2041	2,457	2,532
Fannie Mae 4.50% 2041	2,403	2,477
Fannie Mae 4.50% 2041	448	461
Fannie Mae 4.50% 2041	309	318
Fannie Mae 5.00% 2041	13,225	14,001
Fannie Mae 5.00% 2041	7,189	7,611
Fannie Mae 5.00% 2041	2,065	2,183
Fannie Mae 5.50% 2040	12,750	13,724
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	250	276
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	217	254
Fannie Mae 7.00% 2047	1,443	1,602
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,657
Freddie Mac 5.50% 2019	4,796	5,210
Freddie Mac, Series 2642, Class BL, 3.50% 2023	4,587	4,725
Freddie Mac, Series 2626, Class NG, 3.50% 2023	2,578	2,662
Freddie Mac 5.50% 2023	9,000	9,749
Freddie Mac 6.00% 2023	5,068	5,531
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,127	2,353
Freddie Mac 4.50% 2024	17,745	18,728
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	3,448	3,033
Freddie Mac 6.00% 2026	12,476	13,690
Freddie Mac 6.00% 2026	10,470	11,489
Freddie Mac 5.50% 2027	21,884	23,670
Freddie Mac 6.00% 2027	8,986	9,860
Freddie Mac 6.50% 2027	12,408	14,012
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,909	4,341
Freddie Mac, Series 2122, Class QM, 6.25% 2029	7,326	8,109
Freddie Mac 6.50% 2032	1,884	2,133
Freddie Mac, Series 3061, Class PN, 5.50% 2035	15,287	16,804
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	15,909	14,208
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	9,543	8,270
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,871	3,481
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,808	3,266
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,393	3,070
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	2,125	1,820
Freddie Mac, Series 3156, Class NG, 6.00% 2036	36,844	41,096
Freddie Mac, Series 3286, Class JN, 5.50% 2037	25,821	27,819
Freddie Mac 5.699% 20374	8,053	8,604
Freddie Mac, Series 3271, Class OA, 6.00% 2037	24,235	27,093
Freddie Mac 6.00% 2037	2,718	2,979
Freddie Mac 5.00% 2038	12,000	12,667
Freddie Mac 5.00% 2038	10,024	10,615
Freddie Mac 5.00% 2038	9,653	10,221
Freddie Mac 5.00% 2038	2,706	2,865
Freddie Mac 5.00% 2038	2,195	2,324
Freddie Mac 5.00% 2038	1,764	1,871
Freddie Mac 5.00% 2038	46	49
Freddie Mac 5.055% 20384	6,355	6,781
Freddie Mac 5.50% 2038	40,203	43,273
Freddie Mac 5.506% 20384	6,714	7,104
Freddie Mac 5.893% 20384	10,512	11,248
Freddie Mac 3.574% 20394	3,679	3,825
Freddie Mac 5.00% 2039	65,009	68,661
Freddie Mac 5.00% 2040	9,510	10,049
Freddie Mac 4.00% 2041	49,815	49,576
Freddie Mac 4.00% 2041	10,894	10,842
Freddie Mac 6.50% 2047	3,210	3,554
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.053% 20353,4	5,050	5,104
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	3,748	3,746
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,427
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,504	4,583
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20424	14,840	15,418
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.457% 20434	7,200	7,776
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.498% 20434	16,830	17,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20444	15,000	16,325
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.061% 20454	60,508	67,549
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	17,400	17,744
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	14,506	14,704
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,567	22,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20494	9,597	10,590
Fannie Mae 4.50% 2039	65,000	66,899
Fannie Mae 5.00% 2040	120,000	126,675
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	525	528
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	304	310
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	416	422
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,018	1,023
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,066	3,112
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	11,127	11,155
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	11,084
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	4,881	5,018
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20384	14,535	14,932
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	34,962
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 20394	17,250	18,316
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.995% 20394	25,290	27,403
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	37,500	39,954
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	6,874	6,038
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	7,490	6,535
Government National Mortgage Assn. 4.50% 2037	12,382	13,021
Government National Mortgage Assn. 4.00% 2038	5,678	5,765
Government National Mortgage Assn. 4.50% 2038	1,558	1,638
Government National Mortgage Assn. 4.00% 2040	10,924	11,092
Government National Mortgage Assn. 4.00% 2040	7,051	7,160
Government National Mortgage Assn. 4.00% 2040	4,693	4,766
Government National Mortgage Assn. 4.00% 2040	4,501	4,570
Government National Mortgage Assn. 4.00% 2040	4,189	4,254
Government National Mortgage Assn. 4.00% 2040	3,959	4,020
Government National Mortgage Assn. 4.00% 2040	2,154	2,187
Government National Mortgage Assn. 4.00% 2040	2,112	2,145
Government National Mortgage Assn. 4.00% 2040	2,014	2,044
Government National Mortgage Assn. 4.00% 2040	1,640	1,666
Government National Mortgage Assn. 4.00% 2040	1,303	1,323
Government National Mortgage Assn. 4.00% 2040	1,283	1,303
Government National Mortgage Assn. 4.00% 2040	1,273	1,292
Government National Mortgage Assn. 4.00% 2040	1,160	1,177
Government National Mortgage Assn. 4.50% 2040	14,546	15,216
Government National Mortgage Assn. 4.50% 2040	10,292	10,766
Government National Mortgage Assn. 4.50% 2040	2,363	2,475
Government National Mortgage Assn. 5.00% 2040	4,374	4,692
Government National Mortgage Assn. 5.00% 2040	3,654	3,920
Government National Mortgage Assn. 5.00% 2040	1,057	1,134
Government National Mortgage Assn. 5.00% 2040	104	112
Government National Mortgage Assn. 4.00% 2041	1,683	1,709
Government National Mortgage Assn. 4.50% 2041	7,877	8,257
Government National Mortgage Assn. 5.816% 2058	12,918	14,141
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,538	1,687
Government National Mortgage Assn. 6.172% 2058	1,614	1,750
Government National Mortgage Assn. 6.205% 2058	4,636	5,102
Government National Mortgage Assn. 6.22% 2058	3,012	3,277
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	3,720	3,805
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	38,142	40,290
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20384	14,395	15,987
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	11,976
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	27,000	28,858
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,764
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	15,000	16,115
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	4,911	4,919
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	6,570	6,633
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	3,500	3,817
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20454	21,700	22,314
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.901% 20454	4,955	5,162
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,518
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.802% (undated)4	5,000	5,388
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	52,151
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,763	1,787
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,981	2,992
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.446% 20444	30,000	32,783
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	7,670	7,813
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20424	18,891	19,521
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.902% 20424	20,105	21,573
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20353,4	28,068	29,108
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	6,549	6,775
Bank of America 5.50% 20123	30,000	31,346
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.333% 20464	27,890	27,683
Northern Rock PLC 5.625% 20173	20,000	20,772
Northern Rock PLC 5.625% 2017	6,000	6,232
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)4	25,000	26,963
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	24,881	25,566
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	1,091	1,095
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	10,181
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	12,546	12,721
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	8,000	8,354
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	15,000	15,106
HBOS Treasury Services PLC 5.00% 20113	6,920	7,062
HBOS Treasury Services PLC 5.25% 20173	14,000	14,694
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	3,561	3,560
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.493% 20454	17,000	17,623
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	543	543
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	19,788	20,637
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20173	15,000	15,707
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,316
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,300	6,942
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	4,737	4,734
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	902	922
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20434	5,065	5,442
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	10,436	10,633
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,641	7,406
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	3,051
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20304	2,500	2,719
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,447
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 2.941% 20354	5,084	4,883
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.786% 20344	1,868	1,722
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 2.787% 20344	2,759	2,405
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	3,490	3,467
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,946	2,984
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.912% 20193,4	2,723	2,710
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,465	2,481
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.072% 20344	2,082	1,722
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	456	456
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.746% 20344	239	229
		5,109,721

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.81%
U.S. Treasury 1.125% 2011	30,000	30,183
U.S. Treasury 4.625% 2011	25,000	25,373
U.S. Treasury 5.125% 2011	100,000	100,828
U.S. Treasury 0.625% 2012	20,000	20,077
U.S. Treasury 0.625% 2012	11,000	11,027
U.S. Treasury 1.875% 2012	75,000	76,342
U.S. Treasury 4.25% 2012	105,000	110,779
U.S. Treasury 4.875% 2012	75,000	79,025
U.S. Treasury 4.875% 2012	70,000	72,582
U.S. Treasury 0.625% 2013	100,000	100,148
U.S. Treasury 0.625% 2013	100	100
U.S. Treasury 1.50% 2013	20,000	20,330
U.S. Treasury 2.75% 2013	50,000	52,427
U.S. Treasury 4.25% 2013	148,000	160,001
U.S. Treasury 1.25% 2014	80,000	80,694
U.S. Treasury 2.25% 2014	35,000	36,256
U.S. Treasury 2.375% 2014	25,000	25,964
U.S. Treasury 4.25% 2014	100,000	110,395
U.S. Treasury 4.25% 2014	25,000	27,518
U.S. Treasury 1.875% 20156	85,319	95,625
U.S. Treasury 2.50% 2015	25,000	25,967
U.S. Treasury 4.25% 2015	50,000	55,430
U.S. Treasury 9.875% 2015	90,000	122,273
U.S. Treasury 10.625% 2015	47,500	65,364
U.S. Treasury 11.25% 2015	165,000	225,263
U.S. Treasury 0.125% 20166	20,049	20,704
U.S. Treasury 2.00% 2016	7,300	7,344
U.S. Treasury 2.125% 2016	1,500	1,516
U.S. Treasury 2.625% 2016	60,000	62,030
U.S. Treasury 4.625% 2016	15,000	16,932
U.S. Treasury 7.50% 2016	270,000	345,727
U.S. Treasury 9.25% 2016	96,000	128,865
U.S. Treasury 3.25% 2017	35,000	36,787
U.S. Treasury 8.75% 2017	50,000	68,227
U.S. Treasury 8.875% 2017	120,000	165,647
U.S. Treasury 3.75% 2018	60,150	64,088
U.S. Treasury 4.00% 2018	35,000	37,967
U.S. Treasury 8.125% 2019	40,000	55,464
U.S. Treasury 3.50% 2020	217,600	223,371
U.S. Treasury 8.75% 2020	50,000	72,711
U.S. Treasury 8.00% 2021	40,000	56,384
U.S. Treasury 8.125% 2021	25,000	35,461
U.S. Treasury 7.125% 2023	35,000	46,924
U.S. Treasury 6.875% 2025	25,000	33,320
U.S. Treasury 6.75% 2026	4,325	5,731
U.S. Treasury 3.875% 2040	111,900	101,882
U.S. Treasury 4.25% 2040	33,900	32,965
U.S. Treasury 4.375% 2040	97,400	96,807
U.S. Treasury 4.75% 2041	2,500	2,642
Fannie Mae 5.00% 2011	19,815	20,260
Fannie Mae 6.00% 2011	168,500	168,943
Fannie Mae, Series 1, 4.75% 2012	75,000	79,941
Fannie Mae 6.125% 2012	251,000	264,145
Fannie Mae 2.50% 2014	25,000	25,982
Fannie Mae 4.625% 2014	25,000	27,696
Fannie Mae 5.00% 2015	25,000	28,193
Fannie Mae 5.375% 2016	10,420	12,021
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	53,133
Federal Home Loan Banks, Series 312, 5.75% 2012	25,000	26,430
Federal Home Loan Bank 3.625% 2013	105,000	111,880
Federal Home Loan Bank 5.50% 2014	57,500	65,283
Freddie Mac 6.00% 2011	25,000	25,188
Freddie Mac 5.75% 2012	75,000	77,963
Freddie Mac 3.00% 2014	30,000	31,629
Freddie Mac 5.50% 2016	14,580	16,912
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,318
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,305
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,167
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,472
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.51% 20124	25,000	25,062
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,458
CoBank ACB 7.875% 20183	17,160	19,529
CoBank ACB 0.91% 20223,4	23,585	19,949
Federal Agricultural Mortgage Corp. 5.50% 20113	37,300	37,676
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	15,000	15,282
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	20,000	20,536
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,260
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,688
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,671
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,258
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.559% 20124	15,000	15,082
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,411
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,535
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,176
		4,805,901

FINANCIALS — 2.52%
ProLogis 7.625% 2014	22,920	26,311
ProLogis 6.25% 2017	30,000	32,924
ProLogis 6.625% 2018	35,505	39,332
ProLogis 7.375% 2019	36,045	41,650
ProLogis 6.875% 2020	81,730	91,776
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	18,835	20,489
Westfield Group 7.50% 20143	20,000	22,957
Westfield Group 5.75% 20153	18,000	19,986
Westfield Group 5.70% 20163	4,000	4,418
Westfield Group 7.125% 20183	45,880	53,826
Westfield Group 6.75% 20193	7,000	8,130
JPMorgan Chase & Co. 0.975% 20144	49,800	49,800
JPMorgan Chase & Co. 3.40% 2015	15,000	15,387
JPMorgan Chase & Co. 2.60% 2016	7,500	7,343
JPMorgan Chase & Co. 3.45% 2016	43,500	44,052
JPMorgan Chase & Co. 4.25% 2020	10,000	9,742
Citigroup Inc. 1.164% 20134	10,000	10,064
Citigroup Inc. 4.587% 2015	56,693	60,058
Citigroup Inc. 4.75% 2015	10,000	10,662
Citigroup Inc. 6.125% 2017	22,275	24,732
Capital One Bank 6.50% 2013	13,477	14,781
Capital One Capital III 7.686% 20364	47,618	49,285
Capital One Capital V 10.25% 2039	25,980	28,221
Morgan Stanley 3.80% 2016	13,500	13,563
Morgan Stanley, Series F, 5.625% 2019	40,890	42,572
Morgan Stanley, Series F, 5.75% 2021	18,000	18,758
Monumental Global Funding 5.50% 20133	23,915	25,642
Monumental Global Funding III 0.478% 20143,4	24,860	24,010
Monumental Global Funding III 5.25% 20143	22,000	23,373
HBOS PLC 6.75% 20183	45,955	46,383
Lloyds TSB Bank PLC 6.375% 2021	13,000	13,955
HBOS PLC 6.00% 20333	9,285	7,700
Wells Fargo & Co. 3.676% 2016	58,870	60,571
Wells Fargo & Co. 4.60% 2021	6,850	6,937
Developers Diversified Realty Corp. 5.375% 2012	15,221	15,796
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,453
Developers Diversified Realty Corp. 9.625% 2016	10,245	12,601
Developers Diversified Realty Corp. 7.50% 2017	15,310	17,611
Developers Diversified Realty Corp. 7.875% 2020	10,090	11,744
Simon Property Group, LP 6.75% 2014	34,230	38,693
Simon Property Group, LP 4.20% 2015	7,980	8,502
Simon Property Group, LP 5.875% 2017	5,000	5,628
Simon Property Group, LP 6.125% 2018	5,665	6,415
Bank of America Corp. 5.75% 2017	17,500	18,903
Bank of America Corp. 5.65% 2018	9,000	9,599
Bank of America Corp. 5.625% 2020	1,625	1,709
Bank of America Corp. 5.875% 2021	9,200	9,831
NB Capital Trust IV 8.25% 2027	13,500	13,989
Société Générale 5.75% 20163	31,885	34,657
Société Générale 5.20% 20213	19,000	19,202
Goldman Sachs Group, Inc. 3.625% 2016	22,000	22,187
Goldman Sachs Group, Inc. 5.375% 2020	24,960	26,003
Goldman Sachs Group, Inc. 6.25% 2041	5,000	5,147
CNA Financial Corp. 5.85% 2014	37,000	40,300
CNA Financial Corp. 6.50% 2016	2,500	2,803
CNA Financial Corp. 7.35% 2019	6,000	6,958
CNA Financial Corp. 5.75% 2021	1,200	1,261
Hospitality Properties Trust 6.75% 2013	14,925	15,734
Hospitality Properties Trust 5.125% 2015	3,675	3,865
Hospitality Properties Trust 6.30% 2016	550	609
Hospitality Properties Trust 6.70% 2018	20,503	22,337
Royal Bank of Scotland Group PLC 5.00% 2014	5,400	5,484
Royal Bank of Scotland PLC 4.875% 2015	10,000	10,567
Royal Bank of Scotland Group PLC 4.375% 2016	12,500	12,850
Royal Bank of Scotland PLC 6.125% 2021	12,250	12,995
Kimco Realty Corp., Series C, 4.82% 2011	12,100	12,214
Kimco Realty Corp. 6.00% 2012	4,062	4,328
Pan Pacific Retail Properties, Inc. 6.125% 2013	4,545	4,852
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,281
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,610
Kimco Realty Corp. 4.30% 2018	12,000	12,272
American Express Co. 6.15% 2017	9,080	10,327
American Express Co. 6.80% 20664	21,765	22,908
ACE INA Holdings Inc. 5.875% 2014	6,665	7,470
ACE INA Holdings Inc. 2.60% 2015	6,275	6,206
ACE INA Holdings Inc. 5.70% 2017	2,750	3,070
ACE Capital Trust II 9.70% 2030	12,210	16,026
Discover Financial Services 6.45% 2017	6,116	6,794
Discover Financial Services 8.70% 2019	2,800	3,449
Discover Financial Services 10.25% 2019	16,936	22,415
Regions Financial Corp. 6.375% 2012	2,975	3,070
Regions Financial Corp. 4.875% 2013	6,035	6,147
Regions Financial Corp. 7.75% 2014	17,027	18,616
Regions Financial Corp. 5.75% 2015	4,360	4,495
Liberty Mutual Group Inc. 5.75% 20143	14,000	14,861
Liberty Mutual Group Inc. 6.70% 20163	10,000	11,038
Liberty Mutual Group Inc. 6.50% 20353	6,200	6,020
HSBC Bank PLC 2.00% 20143	4,000	4,017
HSBC Bank PLC 3.50% 20153	7,250	7,465
HSBC Bank USA, NA 4.875% 2020	15,205	15,163
HSBC Holdings PLC 5.10% 2021	5,000	5,156
UBS AG 1.273% 20144	4,000	4,041
UBS AG 2.25% 2014	17,000	17,221
UBS AG 3.875% 2015	2,000	2,079
UBS AG 5.875% 2017	5,000	5,589
UBS AG 7.75% 2026	2,000	2,420
Barclays Bank PLC 5.125% 2020	500	515
Barclays Bank PLC 5.14% 2020	31,525	30,715
New York Life Global Funding 5.25% 20123	25,000	26,593
New York Life Global Funding 4.65% 20133	4,000	4,286
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	9,532
PRICOA Global Funding I 5.30% 20133	2,500	2,717
Prudential Holdings, LLC, Series C, 8.695% 20233,5	15,000	18,540
Paribas, New York Branch 6.95% 2013	2,125	2,339
BNP Paribas 5.125% 20153	6,965	7,459
BNP Paribas 5.00% 2021	15,000	15,139
Intesa Sanpaolo SpA 2.713% 20143,4	7,405	7,595
Intesa Sanpaolo SpA 3.625% 20153	1,050	1,051
Intesa Sanpaolo SpA 6.50% 20213	14,490	15,779
PNC Funding Corp. 5.40% 2014	10,000	11,018
PNC Funding Corp. 4.25% 2015	11,800	12,561
MetLife Global Funding I 5.125% 20133	4,305	4,612
MetLife Global Funding I 5.125% 20143	15,000	16,414
MetLife Global Funding I 2.50% 20153	2,500	2,464
AXA SA 6.463% (undated)3,4	25,400	23,400
Northern Trust Corp. 4.625% 2014	8,475	9,247
Northern Trust Corp. 5.85% 20173	10,150	11,404
SLM Corp., Series A, 5.40% 2011	20,000	20,336
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,766
Santander Holdings USA, Inc. 4.625% 2016	5,000	5,166
Santander Issuances, SA Unipersonal 6.50% 20193,4	12,700	13,297
Brandywine Operating Partnership, LP 5.75% 2012	7,505	7,775
Brandywine Operating Partnership, LP 5.40% 2014	3,955	4,219
Brandywine Operating Partnership, LP 4.95% 2018	6,175	6,243
Standard Chartered PLC 3.85% 20153	7,000	7,286
Standard Chartered Bank 6.40% 20173	9,816	10,783
ERP Operating LP 6.584% 2015	1,080	1,246
ERP Operating LP 5.125% 2016	7,225	7,846
ERP Operating LP 5.75% 2017	6,000	6,730
Lazard Group LLC 7.125% 2015	11,250	12,544
HVB Funding Trust I 8.741% 20313	9,571	9,667
UDR, Inc., Series A, 5.25% 2015	8,975	9,535
Berkshire Hathaway Inc. 2.125% 2013	4,000	4,095
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,213
UnumProvident Finance Co. PLC 6.85% 20153	1,885	2,120
Unum Group 7.125% 2016	4,905	5,661
Unum Group 5.625% 2020	415	435
Chubb Corp. 6.375% 20674	7,500	8,062
BBVA Bancomer SA 4.50% 20163	3,725	3,794
BBVA Bancomer SA 6.50% 20213	3,600	3,694
NASDAQ OMX Group, Inc. 5.25% 2018	6,800	6,887
Principal Life Insurance Co. 6.25% 20123	5,000	5,217
TIAA Global Markets 4.95% 20133	3,225	3,480
Nordea Bank, Series 2, 3.70% 20143	3,000	3,151
		2,083,071

ENERGY — 1.10%
Gazprom OJSC 5.092% 20153	18,030	18,931
Gazprom OJSC, Series 9, 6.51% 2022	89,530	95,126
Gazprom OJSC 7.288% 2037	69,590	75,248
Gazprom OJSC 7.288% 20373	3,810	4,120
Kinder Morgan Energy Partners LP 5.85% 2012	17,907	19,018
Kinder Morgan Energy Partners LP 7.125% 2012	12,500	13,187
Kinder Morgan Energy Partners LP 5.00% 2013	5,985	6,510
Kinder Morgan Energy Partners LP 5.125% 2014	37,210	40,948
Kinder Morgan Energy Partners LP 3.50% 2016	1,308	1,337
Kinder Morgan Energy Partners LP 6.00% 2017	5,375	6,076
Kinder Morgan Energy Partners LP 5.30% 2020	11,250	11,909
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	16,807
Kinder Morgan Energy Partners LP 6.375% 2041	250	263
Enbridge Inc. 5.80% 2014	38,000	42,240
Enbridge Inc. 4.90% 2015	11,310	12,311
Enbridge Inc. 5.60% 2017	6,940	7,826
Devon Financing Corp., ULC 6.875% 2011	37,500	38,472
Devon Energy Corp. 5.625% 2014	16,000	17,773
PTT Exploration & Production Ltd 5.692% 20213	54,080	54,878
Enbridge Energy Partners, LP 5.35% 2014	3,700	4,072
Enbridge Energy Partners, LP, Series B, 6.50% 2018	34,250	39,259
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,615
Enbridge Energy Partners, LP 5.20% 2020	4,575	4,861
Rockies Express Pipeline LLC 6.25% 20133	46,690	50,222
Anadarko Petroleum Corp. 6.375% 2017	11,500	13,006
Anadarko Petroleum Corp. 8.70% 2019	25,270	31,733
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	27,170	28,476
Williams Partners L.P. 4.125% 2020	5,000	4,874
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	9,640	10,270
BP Capital Markets PLC 3.125% 2012	34,485	35,207
BP Capital Markets PLC 5.25% 2013	1,665	1,806
TransCanada PipeLines Ltd. 3.40% 2015	9,255	9,663
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,764
TransCanada PipeLines Ltd. 6.35% 20674	15,000	15,298
Pemex Project Funding Master Trust 5.75% 2018	12,750	13,720
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	15,302
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,453
Ras Laffan Liquefied Natural Gas III 5.50% 20143	4,800	5,235
Ras Laffan Liquefied Natural Gas III 6.75% 20193	500	571
Ras Laffan Liquefied Natural Gas II 5.298% 20203,5	15,823	16,748
Husky Energy Inc. 6.25% 2012	4,345	4,600
Husky Energy Inc. 5.90% 2014	13,290	14,787
Husky Energy Inc. 6.20% 2017	585	669
Husky Energy Inc. 7.25% 2019	5,750	6,936
Total Capital Canada Ltd. 1.625% 2014	10,000	10,098
Total Capital SA 3.00% 2015	1,750	1,808
Total Capital SA 3.125% 2015	3,025	3,136
Total Capital SA 4.45% 2020	2,000	2,082
Chevron Corp. 3.95% 2014	3,250	3,499
Chevron Corp. 4.95% 2019	10,350	11,509
StatoilHydro ASA 2.90% 2014	6,205	6,447
StatoilHydro ASA 5.25% 2019	4,750	5,242
Williams Companies, Inc. 7.875% 2021	7,406	9,401
Reliance Holdings Ltd. 4.50% 20203	9,500	9,004
Shell International Finance BV 4.00% 2014	5,600	6,014
Petrobras International 5.375% 2021	5,250	5,350
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,5	3,835	4,059
Apache Corp. 6.00% 2013	995	1,108
		912,884

CONSUMER DISCRETIONARY — 0.69%
Staples, Inc. 9.75% 2014	72,826	87,628
Time Warner Cable Inc. 6.20% 2013	15,533	17,113
Time Warner Cable Inc. 7.50% 2014	23,775	27,466
Time Warner Cable Inc. 8.25% 2014	2,000	2,339
Time Warner Cable Inc. 8.75% 2019	13,175	16,732
Time Warner Cable Inc. 5.00% 2020	10,000	10,356
Time Warner Cable Inc. 4.125% 2021	3,500	3,359
Time Warner Inc. 5.875% 2016	50,600	57,411
Time Warner Companies, Inc. 7.25% 2017	2,500	2,995
Time Warner Inc. 4.75% 2021	5,250	5,366
Time Warner Inc. 6.25% 2041	2,000	2,091
Comcast Corp. 5.85% 2015	10,000	11,280
Comcast Corp. 6.30% 2017	14,375	16,552
Comcast Corp. 5.875% 2018	9,250	10,333
Comcast Corp. 5.15% 2020	5,000	5,316
Comcast Corp. 6.45% 2037	3,000	3,195
Comcast Corp. 6.40% 2038	11,810	12,563
Comcast Corp. 6.40% 2040	3,000	3,196
NBC Universal, Inc. 2.10% 20143	31,000	31,139
NBC Universal, Inc. 3.65% 20153	4,000	4,147
NBC Universal, Inc. 5.15% 20203	8,000	8,372
NBC Universal, Inc. 4.375% 20213	6,000	5,868
NBC Universal, Inc. 6.40% 20403	500	530
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,571
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,335
Daimler Finance NA LLC 1.95% 20143	10,000	10,055
Daimler Finance NA LLC 3.00% 20163	15,000	15,078
News America Holdings Inc. 9.25% 2013	5,200	5,911
News America Holdings Inc. 8.00% 2016	2,000	2,447
News America Inc. 4.50% 20213	3,000	2,993
News America Inc. 6.65% 2037	14,600	15,841
News America Inc. 6.15% 20413	3,875	3,962
Target Corp. 6.00% 2018	24,000	27,862
Home Depot, Inc. 5.25% 2013	10,875	11,919
Home Depot, Inc. 4.40% 2021	10,000	10,076
Johnson Controls, Inc. 1.75% 2014	20,000	20,084
J.C. Penney Co., Inc. 7.65% 2016	4,550	5,050
J.C. Penney Co., Inc. 5.65% 2020	13,325	13,358
Cox Communications, Inc. 7.125% 2012	7,335	7,939
Cox Communications, Inc. 4.625% 2013	5,495	5,849
Cox Communications, Inc. 5.45% 2014	880	982
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,713
Nordstrom, Inc. 6.75% 2014	10,000	11,499
Walt Disney Co. 4.70% 2012	10,000	10,627
Thomson Reuters Corp. 6.50% 2018	7,500	8,763
Marks and Spencer Group PLC 6.25% 20173	6,729	7,138
Federated Department Stores, Inc. 7.45% 2017	5,000	5,725
		574,124

TELECOMMUNICATION SERVICES — 0.67%
MTS International Funding Ltd. 8.625% 20203	92,595	105,910
MTS International Funding Ltd. 8.625% 2020	6,925	7,921
Verizon Communications Inc. 3.75% 2011	11,000	11,015
Verizon Global Funding Corp. 7.375% 2012	7,000	7,597
Verizon Communications Inc. 7.375% 2013	20,000	22,881
Verizon Communications Inc. 5.50% 2017	20,000	22,469
Verizon Communications Inc. 8.75% 2018	11,000	14,286
Verizon Communications Inc. 4.60% 2021	25,260	25,861
Vodafone Group PLC 5.375% 2015	4,700	5,222
Vodafone Group PLC, Term Loan, 6.875% 20155,7,8,9	51,766	53,578
Vodafone Group PLC 5.75% 2016	6,475	7,335
Vodafone Group PLC 5.625% 2017	28,950	32,548
Qwest Corp. 7.875% 2011	48,000	49,200
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,137
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,920
América Móvil, SAB de CV 5.00% 2020	12,700	13,313
América Móvil, SAB de CV 8.46% 2036	MXN286,500	22,564
PCCW-HKT Capital Ltd. 8.00% 20113,4	$20,000	20,649
SBC Communications Inc. 5.875% 2012	10,000	10,652
AT&T Inc. 2.95% 2016	7,300	7,344
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,824
American Tower Corp. 4.625% 2015	4,875	5,140
American Tower Corp. 7.00% 2017	10,000	11,363
Koninklijke KPN NV 8.375% 2030	11,140	14,542
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,112
Singapore Telecommunications Ltd. 6.375% 20113	3,490	3,592
Telecom Italia Capital SA 6.999% 2018	10,000	11,159
		551,134

HEALTH CARE — 0.66%
Roche Holdings Inc. 5.00% 20143	32,958	36,150
Roche Holdings Inc. 6.00% 20193	53,000	60,975
Merck & Co., Inc. 1.875% 2011	8,885	8,909
Merck & Co., Inc. 4.00% 2015	10,000	10,789
Schering-Plough Corp. 6.00% 2017	50,000	58,440
Pfizer Inc 5.35% 2015	20,000	22,584
Pfizer Inc 6.20% 2019	30,000	35,028
Biogen Idec Inc. 6.00% 2013	40,000	42,941
Express Scripts Inc. 5.25% 2012	11,485	12,025
Express Scripts Inc. 6.25% 2014	13,837	15,527
Express Scripts Inc. 3.125% 2016	3,406	3,421
UnitedHealth Group Inc. 5.50% 2012	4,121	4,410
UnitedHealth Group Inc. 4.875% 2013	10,000	10,657
UnitedHealth Group Inc. 6.00% 2017	2,050	2,326
UnitedHealth Group Inc. 3.875% 2020	2,900	2,819
UnitedHealth Group Inc. 4.70% 2021	10,225	10,569
Cardinal Health, Inc. 5.50% 2013	17,815	19,235
Cardinal Health, Inc. 4.00% 2015	4,410	4,598
Cardinal Health, Inc. 5.80% 2016	5,000	5,621
WellPoint, Inc. 5.875% 2017	25,000	28,644
Novartis Capital Corp. 4.125% 2014	10,000	10,754
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,471
Sanofi-aventis SA 0.618% 20144	23,500	23,623
Boston Scientific Corp. 6.25% 2015	11,595	12,785
Boston Scientific Corp. 6.00% 2020	7,400	8,022
GlaxoSmithKline Capital Inc. 5.65% 2018	18,000	20,451
AstraZeneca PLC 5.40% 2012	18,000	19,170
Aetna Inc. 5.75% 2011	12,500	12,578
Aetna Inc. 3.95% 2020	5,000	4,928
Abbott Laboratories 5.875% 2016	12,907	14,966
Coventry Health Care, Inc. 5.95% 2017	5,385	5,662
McKesson Corp. 3.25% 2016	4,610	4,716
		549,794

UTILITIES — 0.48%
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	8,675	8,725
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,993
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,812
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,765
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	19,598
Pennsylvania Electric Co. 6.05% 2017	3,000	3,295
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	47,533
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,500	12,700
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	28,070
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,786
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,722
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,601
CenterPoint Energy Resources Corp. 4.50% 20213	29,446	29,967
National Grid PLC 6.30% 2016	28,225	32,400
Teco Finance, Inc. 6.75% 2015	26,294	29,861
Teco Finance, Inc. 5.15% 2020	1,700	1,796
Scottish Power PLC 5.375% 2015	25,000	26,623
HKCG Finance Ltd. 6.25% 2018	15,651	17,815
HKCG Finance Ltd. 6.25% 20183	7,525	8,566
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,326
Public Service Co. of Colorado 5.80% 2018	10,725	12,201
Public Service Co. of Colorado 5.125% 2019	4,350	4,782
Pacific Gas and Electric Co. 6.25% 2013	18,000	19,935
Illinois Power Co. 6.125% 2017	15,000	16,898
MidAmerican Energy Co. 5.95% 2017	14,000	16,097
Allegheny Energy Supply Co., LLC 8.25% 20123	10,920	11,551
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,119
		400,537

ASSET-BACKED OBLIGATIONS5 — 0.48%
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	42,213	43,551
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	17,929	18,662
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	10,667	10,908
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,239
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	4,852	4,869
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	7,682	7,790
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 20133	6,350	6,460
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20133	4,379	4,380
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	21,566
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20133	20,000	20,085
Chase Issuance Trust, Series 2007-A9, Class A, 0.249% 20144	20,000	19,977
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,351
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	18,682	19,068
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,715
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.269% 20153,4	15,000	14,992
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	13,136	14,123
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	12,568	12,786
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	12,163	11,602
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,704	10,716
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	10,315	10,623
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	10,125
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	2,714	2,735
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	7,148
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	9,216	9,218
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	8,634	8,733
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.373% 20374	10,921	8,460
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	7,664	8,089
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	6,000	6,058
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	5,911	5,774
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	4,778	4,804
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,774	1,856
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,737	2,295
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.369% 20144	3,249	3,249
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.516% 20193,4	2,505	2,421
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.013% 20344	1,238	990
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.113% 20344	979	565
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,234	1,304
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	903	941
		396,228

INDUSTRIALS — 0.41%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	6,860	7,220
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	4,090	4,349
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	7,234	7,541
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20225	12,409	13,363
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20225	11,625	12,722
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20135	39,450	40,362
Burlington Northern Santa Fe LLC 7.00% 2014	25,930	29,626
Burlington Northern Santa Fe LLC 5.65% 2017	1,500	1,695
Burlington Northern Santa Fe LLC 4.70% 2019	1,000	1,059
BNSF Funding Trust I 6.613% 20554	6,700	6,977
Canadian National Railway Co. 4.40% 2013	500	532
Canadian National Railway Co. 4.95% 2014	4,175	4,565
Canadian National Railway Co. 5.55% 2018	26,000	29,138
Union Pacific Corp. 6.50% 2012	2,000	2,106
Union Pacific Corp. 5.125% 2014	11,495	12,584
Union Pacific Corp. 5.75% 2017	5,405	6,174
Union Pacific Corp. 5.70% 2018	5,870	6,672
Koninklijke Philips Electronics NV 4.625% 2013	25,950	27,500
Volvo Treasury AB 5.95% 20153	19,450	21,483
Atlas Copco AB 5.60% 20173	17,290	18,802
Norfolk Southern Corp. 5.75% 2016	15,090	17,129
General Electric Capital Corp. 0.924% 20144	5,500	5,510
General Electric Capital Corp. 4.375% 2020	5,500	5,435
General Electric Co. 5.50% PINES 2035	1,905	1,992
Hutchison Whampoa International Ltd. 6.50% 20133	11,800	12,839
United Technologies Corp. 4.50% 2020	8,855	9,318
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,5,9	7,271	7,408
BAE Systems Holdings Inc. 4.95% 20143	1,375	1,473
Odebrecht Finance Ltd 6.00% 20233	5,700	5,714
Raytheon Co. 6.40% 2018	1,580	1,865
Raytheon Co. 6.75% 2018	2,420	2,887
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20135	4,000	4,072
Lockheed Martin Corp. 4.121% 2013	2,000	2,120
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,290	1,375
Waste Management, Inc. 5.00% 2014	890	966
		334,573

CONSUMER STAPLES — 0.32%
Kroger Co. 6.75% 2012	1,000	1,055
Kroger Co. 5.00% 2013	2,500	2,677
Kroger Co. 7.50% 2014	5,215	5,959
Kroger Co. 6.40% 2017	31,300	36,524
The Kroger Co. 7.00% 2018	2,000	2,359
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,397
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20155	13,898	15,795
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,175
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,782
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,102
Anheuser-Busch InBev NV 7.20% 2014	2,500	2,859
Anheuser-Busch InBev NV 3.625% 2015	5,000	5,247
Anheuser-Busch InBev NV 4.125% 2015	20,000	21,422
Anheuser-Busch InBev NV 5.00% 2020	1,000	1,073
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,506
Altria Group, Inc. 9.70% 2018	25,195	33,594
Delhaize Group 5.875% 2014	10,107	11,094
Delhaize Group 6.50% 2017	19,210	21,916
Safeway Inc. 6.25% 2014	1,500	1,667
Safeway Inc. 5.00% 2019	15,000	15,564
Safeway Inc. 3.95% 2020	14,725	14,229
Coca-Cola Co. 1.50% 2015	8,825	8,584
Coca-Cola Co. 3.15% 2020	4,190	3,989
Tesco PLC 5.50% 20173	9,058	10,186
PepsiCo, Inc. 3.10% 2015	5,000	5,260
Kraft Foods Inc. 2.625% 2013	2,555	2,632
		262,647

MATERIALS — 0.30%
Dow Chemical Co. 7.60% 2014	60,200	69,931
Dow Chemical Co. 5.70% 2018	1,400	1,543
POSCO 4.25% 20203	59,355	56,231
ArcelorMittal 5.375% 2013	9,500	10,165
ArcelorMittal 3.75% 2016	825	837
ArcelorMittal 9.85% 2019	26,700	34,448
ArcelorMittal 5.50% 2021	3,000	3,047
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,250	5,149
Rio Tinto Finance (USA) Ltd. 9.00% 2019	12,420	16,580
Cliffs Natural Resources Inc. 4.875% 2021	15,000	15,223
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,804
International Paper Co. 7.95% 2018	7,800	9,495
E.I. du Pont de Nemours and Co. 5.00% 2013	404	432
E.I. du Pont de Nemours and Co. 0.728% 20144	2,500	2,512
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,688
ICI Wilmington, Inc. 5.625% 2013	3,500	3,799
Arbermarle Corp. 5.10% 2015	3,500	3,794
Yara International ASA 7.875% 20193	2,225	2,723
Airgas, Inc. 7.125% 2018	1,800	1,960
Praxair, Inc. 4.375% 2014	1,000	1,079
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	369
		250,809

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.30%
Australia Government Agency-Guaranteed, National Australia Bank 0.793% 20143,4	25,000	25,038
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	26,750	27,834
France Government Agency-Guaranteed, Société Finance 2.25% 20123	29,365	29,922
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,566
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	10,000	10,200
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	14,350	15,055
United Mexican States Government, Series M30, 10.00% 2036	MXN212,700	22,287
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.808% 20143,4	$20,000	20,352
Russian Federation 7.50% 20305	17,300	20,241
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	15,000	15,302
Denmark Government Agency-Guaranteed, Danske Bank 0.663% 20123,4	15,000	15,041
Hungarian Government 6.25% 2020	13,610	14,134
Corporación Andina de Fomento 6.875% 2012	10,000	10,471
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,375	9,550
		245,993

INFORMATION TECHNOLOGY — 0.17%
National Semiconductor Corp. 6.15% 2012	28,805	30,173
National Semiconductor Corp. 6.60% 2017	10,000	11,748
Cisco Systems, Inc. 0.559% 20144	25,500	25,624
Cisco Systems, Inc. 5.50% 2016	2,000	2,278
Cisco Systems, Inc. 4.95% 2019	3,500	3,802
Cisco Systems, Inc. 4.45% 2020	6,500	6,773
KLA-Tencor Corp. 6.90% 2018	29,375	33,284
International Business Machines Corp. 2.00% 2016	13,250	13,083
International Business Machines Corp. 5.70% 2017	3,000	3,460
Electronic Data Systems Corp., Series B, 6.00% 20134	10,000	11,078
		141,303

MUNICIPALS — 0.02%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	10,000	9,970
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	6,217	5,673
State of Louisiana, Parish of St. John the Baptist, Revenue Bonds (Marathon Oil Corp. Project),
Series 2007-A, 5.125% 2037	3,300	3,061
		18,704

Total bonds & notes (cost: $15,908,128,000)		16,637,423

	Principal amount	Value
Short-term securities — 3.44%	(000)	(000)

U.S. Treasury Bills 0.133%–0.256% due 5/12–12/15/2011	$725,900	$725,712
Freddie Mac 0.08%–0.21% due 6/27–12/14/2011	520,850	520,468
Fannie Mae 0.12%–0.381% due 5/2/2011–1/17/2012	346,700	346,524
Federal Home Loan Bank 0.12%–0.331% due 6/3/2011–2/10/2012	339,900	339,811
Coca-Cola Co. 0.21%–0.24% due 5/16–9/7/20113	210,000	209,923
General Electric Co. 0.05%–0.16% due 5/2–6/28/2011	130,400	130,390
Federal Farm Credit Banks 0.261%–0.321% due 6/30–12/27/2011	110,700	110,656
Straight-A Funding LLC 0.20%–0.23% due 6/21–6/24/20113	92,300	92,271
Procter & Gamble International Funding S.C.A. 0.07% due 5/12/20113	50,000	49,999
Procter & Gamble Co. 0.15% due 6/15/20113	25,000	24,995
Jupiter Securitization Co., LLC 0.16%–0.21% due 5/13–7/7/20113	67,000	66,976
Johnson & Johnson 0.20% due 8/29/20113	62,400	62,368
PepsiCo Inc. 0.16% due 6/14/20113	50,000	49,988
Private Export Funding Corp. 0.27% due 10/3/20113	35,000	34,966
Variable Funding Capital Company LLC 0.14% due 5/17/20113	34,800	34,798
Abbott Laboratories 0.18% due 5/17/20113	23,950	23,948
NetJets Inc. 0.11% due 5/17/20113	23,700	23,699

Total short-term securities (cost: $2,846,914,000)		2,847,492

Total investment securities (cost: $72,879,998,000)		82,778,784
Other assets less liabilities		(61,795)

Net assets		$82,716,989

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,854,236,000, which represented 3.45% of the net assets of the fund.

4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Index-linked bond whose principal amount moves with a government retail price index.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $53,578,000, which represented .06 % of the net assets of the fund.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $60,986,000, which represented .07% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CAD = Canadian dollars
£ = British pounds
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0611O-S25589

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 30, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: June 30, 2011